As filed with the Securities and Exchange Commission on September 10, 2007.

File No. 033-58041
File No. 811-07257

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 33  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 34  ☒

SEI INSTITUTIONAL INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code 610-989-1000

Robert A. Nesher

c/o SEI Investments Company
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

  ☐  immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐  on [date] pursuant to paragraph (a)(1) of Rule 485
  ☒  75 days after filing pursuant to paragraph (a)(2)

  ☐  on [date] pursuant to paragraph (a)(2)

If appropriate check the following box:

  ☐  This post-effective Amendment designates a new effective date for a  previously filed post-effective Amendment.

SEI INSTITUTIONAL INVESTMENTS TRUST

PROSPECTUS

[NOVEMBER XX, 2007]

SCREENED WORLD EQUITY EX-US FUND

CLASS A SHARES

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

[INSERT SUB-ADVISER(S) HERE]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios. The portfolios have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below).  This prospectus gives you important information about Class A Shares of the Screened World Equity Ex-US Fund (the Fund) that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about the Fund.  For more detailed information about the Fund, please see:

Page
SCREENED WORLD EQUITY EX-US FUND	XX
MORE INFORMATION ABOUT FUND INVESTMENTS	XX
INVESTMENT ADVISER AND SUB-ADVISERS	XX
PURCHASING AND SELLING FUND SHARES	XX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XX
FINANCIAL HIGHLIGHTS	XX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INVESTMENTS TRUST	Back Cover

Global Asset Allocation

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds varies, as does the investment risk/return potential represented by the Fund and other funds.  The Fund may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management.  Asset allocation across appropriate asset classes is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

Eligible Investors

Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SIMC (collectively, Eligible Investors).  More information about Eligible Investors is in the “Purchasing and Selling Fund Shares” section of this prospectus.

Risk/Return Information

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SIMC and one or more sub-advisers (each, a Sub-Adviser and, together the Sub-Advisers) who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goals. SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund’s investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund’s Board of Trustees. In addition, SIMC directly manages a portion of the Fund’s assets by virtue of determining the portion of the Fund’s assets that is allocated to the affiliated mutual funds (as defined below). Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SCREENED WORLD EQUITY EX-US FUND

Fund Summary

Investment Goal:	Capital appreciation

Share Price Volatility:	Medium to high

Principal Investment Strategy:

Utilizing multiple sub-advisers, the Fund invests in equity securities of foreign companies, including those in emerging market countries, but excluding companies whose activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses.

Investment Strategy

Under normal circumstances, the Screened World Equity Ex-US Fund will invest at least 80% of its net assets in equity securities of foreign companies.  These securities may include common stocks, preferred stocks, warrants, exchange-traded funds (ETFs) based on an international equity index and derivative instruments whose value is based on an [international] equity index and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will invest in securities of foreign issuers located in developed and emerging market countries.  However, the Fund will not invest more than 30% of its assets in the common stocks or other equity securities of issuers located in emerging market countries.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment strategies to manage portions of the Fund's portfolio under the general supervision of SIMC. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve returns in excess of the Fund's benchmark (i.e., “alpha”). While the Fund is expected to have an absolute return and risk profile similar to the international equity market, returns may be derived in part from investing significant portions of the Fund in securities other than equity securities, such as securities of other investment companies. The Fund is diversified as to issuers, market capitalization, industry and country.

The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.  The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may invest a significant portion of its assets in other mutual funds managed by the Adviser (the “affiliated mutual funds”). The amount of the Fund’s portfolio that is allocated to affiliated mutual funds is expected to vary over time. The affiliated mutual funds use portfolio strategies that are designed to correlate with a portfolio of [international] equity securities, but which are composed of derivative instruments backed by other types of securities. The Fund’s investments in the affiliated mutual funds are included in the Fund’s principal investment strategy described above. In general, the affiliated mutual funds purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in an affiliated mutual fund’s portfolio may be invested in other types of securities. Therefore, the affiliated mutual funds would seek to outperform an [international] equity benchmark by purchasing derivatives correlated to a broad [international] equity index, and investing the remaining assets of the affiliated mutual fund in other types of securities to add excess return. A portion of an affiliated mutual fund’s assets may be invested in a wide range of asset classes other than [international] equities. Pursuant to its derivatives strategy, an affiliated mutual fund may invest in U.S. and foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing its currency exposure for foreign securities, an affiliated mutual fund may buy and sell currencies for hedging or for speculative purposes.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund’s social criteria.  The Fund seeks to avoid investing in companies whose activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses.  This includes companies that pay royalties, such as those on oil or mining, to these governments, and companies that help provide a stable economic environment that supports the government in its oppressive policies by having substantial operations or customers in the country.  The Sub-Advisers will rely on a list of issuers that have been identified by an independent compliance support organization when determining whether a company’s activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses.  The list is developed using information gathered from a variety of sources, such as government agencies, trade journals, direct company contacts and industry and regional publications.  The Adviser reserves the right to modify the Fund’s social criteria from time to time in response to world events.  All social criteria may be changed without shareholder approval.

The Fund seeks to exceed the total return of the Morgan Stanley Capital International All Country World Ex-US Index (net of dividends), customized to reflect the exclusion of those companies that do not meet the Fund’s social investment criteria.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

For derivative strategies implemented by the affiliated mutual funds, the assets backing the derivatives will generally be entirely different from the Fund’s primary investments (i.e., equity securities and derivatives based on the Fund’s benchmark index). For example, the affiliated mutual funds may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the affiliated mutual fund’s returns over the returns of its benchmark. These strategies expose the Fund to the risk that an affiliated mutual fund’s portfolio of derivatives may not properly track the performance of the Fund’s benchmark index. They also expose the Fund to the risks of investing in asset classes that are different from the benchmark index (i.e., international equity securities), and the Fund would underperform its benchmark index to the extent that the affiliated mutual funds’ investments in other asset classes decline in value.

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs and the affiliated mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF or an affiliated mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s or the affiliated mutual fund’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or an affiliated mutual fund.

The Fund may take active positions in currencies, which involves different techniques and risk analyses than the Fund’s purchase of securities. Active investment in currencies may subject the Fund to additional risks and the value of the Fund’s investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

The Fund’s portfolio is subject to certain social investment criteria.  As a result, the Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities, or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities.  In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liability.

The Fund is subject to the risk that international equity securities of developed and emerging market countries may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information

As of [November XX, 2007], the Fund had not commenced operations, and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*       Other expenses are based on estimated amounts for the current fiscal year.

**     “Acquired Fund Fees and Expenses” reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the affiliated mutual funds.

***   The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Fund’s administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser and/or the Fund’s administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Screened World Equity Ex-US Fund — Class A Shares	XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Screened World Equity Ex-US Fund – Class A Shares	$	XX	$	XX

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund’s primary investment strategies.  However, the Fund may also invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (the SAI). Unless otherwise explicitly stated herein, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board.

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income.  Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers, establishes policies that they must follow in their management activities and oversees the hiring and termination of Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund.  As of August 31, 2007, SIMC had over $XX billion in assets under management.  The Fund will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rate:

Screened World Equity Ex-US Fund	X.XX	%

[INSERT ADVISER PM DISCLOSURE HERE]

Sub-Advisers and Portfolio Managers

[INSERT PM DISCLOSURE HERE]

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called “redeem”) shares of the Fund.

The Fund offers Class A Shares only to Eligible Investors (as that term is defined on page X) that have signed an Investment Management Agreement with SIMC.  Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets.  Each Investment Management Agreement sets forth the fee to be paid to SIMC by the Eligible Investor, which is ordinarily expressed as a percentage of the Eligible Investor’s assets managed by SIMC.  This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance-based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Eligible Investors may purchase shares by placing orders with the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price.  If such prices are not readily available or are determined to be unreliable, the Fund will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures, as described below.  The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Prices for most securities held by the Fund are provided daily by recognized independent pricing agents.  If a security’s price cannot be obtained from an independent pricing agent, the Fund will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures.

Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

In valuing its investments in the affiliated mutual funds, the Fund uses the NAVs reported by the affiliated mutual funds.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or one of the Fund’s Sub-Advisers, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or one of the Fund’s Sub-Advisers, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund’s administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or one of the Fund’s Sub-Advisers, as applicable, or if the Fund’s administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund’s Pricing and Valuation Procedures provide that any change in the primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees, however, when the change would not materially affect the valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund or any other appropriate information.  The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its NAV.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security’s last close and the time that the Fund calculates NAV.  The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector.  If SIMC or a Sub-Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called.  In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV.  If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or a Sub-Adviser that such limits have been exceeded.  In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses a third-party fair valuation vendor.  The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security).  Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee.  The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded.  In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of ETFs which are priced as equity securities.

Minimum Purchases

To purchase shares for the first time, Eligible Investors must invest at least $500,000 in the Fund.  The Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading.  These policies and procedures do not apply with respect to money market funds.  The Fund’s transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in the Fund (other than a money market fund) in any twelve-month period.  A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.             if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policies, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend the policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

[If you own your shares through an account with the Fund,] you may sell your Fund shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address:  http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website).  Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Thirty calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.  The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income periodically, at least once annually, as a dividend to shareholders.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

At least annually, the Fund will distribute substantially all of its net investment income and net realized capital gains, if any.  If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.  Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.  Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account.  You should consult your tax advisor regarding the rules governing your own retirement plan. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such election and provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.  Some foreign governments levy withholding taxes against dividend and other types of interest income.  Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Fund.  In addition, the Fund may be able to pass along a tax credit for foreign income taxes that it pays.

More information about taxes is in the Fund’s SAI.

FINANCIAL HIGHLIGHTS

As of [November XX, 2007], the Fund had not commenced operations.

SEI INSTITUTIONAL INVESTMENTS TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania  19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania  19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated [November XX, 2007] includes detailed information about the Fund and SEI Institutional Investments Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about Fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC:  You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investments Trust’s Investment Company Act registration number is 811-07257.

SEI INSTITUTIONAL INVESTMENTS TRUST

Adviser:

SEI Investments Management Corporation

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Sub-Advisers:

[INSERT SUB-ADVISER(S) HERE]

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Investments Trust (the “Trust”) and should be read in conjunction with the Trust’s Prospectus relating to the Class A Shares of the Screened World Equity Ex-US Fund dated [November xx, 2007]. A Prospectus may be obtained upon request and without charge by writing the Trust’s distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 or by calling the Trust at 1-800-DIAL-SEI.

[November xx, 2007]

TABLE OF CONTENTS

THE TRUST	XX
INVESTMENT OBJECTIVES AND POLICIES	XX
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	XX
American Depositary Receipts	XX
Asset-Backed Securities	XX
Collateralized Debt Obligations	XX
Commercial Paper	XX
Construction Loans	XX
Equity-Linked Warrants	XX
Equity Securities	XX
Fixed Income Securities	XX
Foreign Securities	XX
Forward Foreign Currency Contracts	XX
Futures and Options on Futures	XX
Illiquid Securities	XX
Interfund Lending and Borrowing Arrangements	XX
Investment Companies	XX
Money Market Securities	XX
Mortgage-Backed Securities	XX
Mortgage Dollar Rolls	XX
Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S Banks	XX
Obligations of Supranational Agencies	XX
Options	XX
Privatizations	XX
Put Transactions	XX
Receipts	XX
Real Estate Investment Trusts	XX
Repurchase Agreements	XX
Reverse Repurchase Agreements and Sale-Buybacks	XX
Securities Lending	XX
Short Sales	XX
Social Investment Criteria	XX
Swaps, Caps, Floors, Collars and Swaptions	XX
U.S Government Securities	XX
Variable and Floating Rate Instruments	XX
When-Issued and Delayed Delivery Securities	XX
Yankee Obligations	XX
Zero Coupon Securities	XX
INVESTMENT LIMITATIONS	XX
THE ADMINISTRATOR AND TRANSFER AGENT	XX
THE ADVISER AND THE SUB-ADVISERS	XX
DISTRIBUTION AND SHAREHOLDER SERVICING	XX
TRUSTEES AND OFFICERS OF THE TRUST	XX
PROXY VOTING POLICIES AND PROCEDURES	XX
PURCHASE AND REDEMPTION OF SHARES	XX
TAXES	XX
FUND PORTFOLIO TRANSACTIONS	XX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XX
DESCRIPTION OF SHARES	XX
LIMITATION OF TRUSTEES’ LIABILITY	XX
CODES OF ETHICS	XX
VOTING	XX
SHAREHOLDER LIABILITY	XX
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	XX
MASTER/FEEDER OPTION	XX
CUSTODIANS	XX
EXPERTS	XX
LEGAL COUNSEL	XX

APPENDIX A—DESCRIPTION OF RATINGS	A-1

[November XX, 2007]

THE TRUST

SEI Institutional Investments Trust (the “Trust”) is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series (“funds”) of units of beneficial interest (“shares”) and different classes of shares. At this time shareholders may purchase Class A shares of the Fund only. Each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described in this Statement of Additional Information, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

This Statement of Additional Information relates to the Screened World Equity Ex-US Fund (the “Fund”).

INVESTMENT OBJECTIVES AND POLICIES

SCREENED WORLD EQUITY EX-US FUND—The Screened World Equity Ex-US Fund seeks to provide capital appreciation.

Investment Strategy

Under normal circumstances, the Screened World Equity Ex-US Fund will invest at least 80% of its net assets in equity securities of foreign companies.  These securities may include common stocks, preferred stocks, warrants, exchange-traded funds (ETFs) based on an international equity index, derivative instruments whose value is based on an international equity index and the Fund’s investments in affiliated mutual funds (as defined below) that use portfolio strategies that all described to correlate with a portfolio of [international] equity securities, but which are composed of derivative instruments backed by other types of securities.  The Fund will invest in securities of foreign issuers located in developed and emerging market countries excluding companies whose activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses.  However, the Fund will not invest more than 30% of its assets in the common stocks or other equity securities of issuers located in emerging market countries.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment strategies to manage portions of the Fund’s portfolio under the general supervision of SIMC. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve returns in excess of the Fund’s benchmark (i.e., “alpha”). While the Fund is expected to have an absolute return and risk profile similar to the international equity market, returns may be derived in part from investing significant portions of the Fund in securities other than equity securities, such as securities of other investment companies. The Fund is diversified as to issuers, market capitalization, industry and country.

The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.  The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may invest a significant portion of its assets in other mutual funds managed by the Adviser (the “affiliated mutual funds”).  The amount of the Fund’s portfolio that is allocated to affiliated mutual funds is expected to vary over time.  The affiliated mutual funds use portfolio strategies that are designed to correlate with a portfolio of [international] equity securities, but which are composed of derivative instruments backed by other types of securities.  The Fund’s investments in the affiliated mutual funds are included in the Fund's principal investment strategy described above.  In general, the affiliated mutual funds purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in an affiliated mutual fund’s portfolio may be invested in other types of securities.  Therefore, the affiliated mutual funds seek to outperform an [international] equity benchmark by purchasing derivatives correlated to a broad [international] equity index, and investing the remaining assets of the affiliated mutual fund in other types of securities to add excess return.  A portion of an affiliated mutual fund’s assets may be invested in a wide range of asset classes other than [international] equities.  Pursuant to its derivatives strategy, an affiliated mutual fund may invest in U.S. and foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements.  In managing its currency exposure for foreign securities, an affiliated mutual fund may buy and sell currencies for hedging or for speculative purposes.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund’s social criteria.  The Fund seeks to avoid investing in companies whose activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses.  This includes companies that pay royalties, such as those on oil or mining, to these governments, and companies that help provide a stable economic environment that supports the government in its oppressive policies by having substantial operations or customers in the country.  The Sub-Advisers will rely on a list of issuers that have been identified by an independent compliance support organization when determining whether a company’s activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses.  The list is developed using information gathered from a variety of sources, such as government agencies, trade journals, direct company contacts and industry and regional publications.  The Adviser reserves the right to modify the Fund’s social criteria from time to time in response to world events.  All social criteria may be changed without shareholder approval.

The Fund seeks to exceed the total return of the Morgan Stanley Capital International All Country World Ex-US Index (net of dividends), custormized to reflect the exclusion of those companies that do not meet the Fund’s social investment criteria.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Fund’s “Investment Objectives and Policies” section and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Fund’s investment adviser, SEI Investments Management Corporation (“SIMC” or the “Adviser”), or one of the Sub-Advisers, as applicable, such investment will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas.  Except as otherwise stated in this SAI, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s objectives.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

COLLATERALIZED DEBT OBLIGATIONS—Collateralized debt obligations (“CDOs”) are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (“FHA”) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association (“GNMA”) insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (“HUD”) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor’s construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (“CLC”). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (“PLC”). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but SIMC or a Sub-Adviser, as applicable, select to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Fund’s investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are likely to be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.

Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund’s net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by SIMC or one of the Fund’s Sub-Advisers, as applicable. See “Appendix A—Description of Corporate Bond Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Investment grade fixed income securities rated in the fourth highest category lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, SIMC or one of the Fund’s Sub-Advisers, as applicable, will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower rated bonds or non-investment grade bonds are commonly referred to as “junk bonds” or high yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, SIMC or one of the Fund’s Sub-Advisers, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, the Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund’s net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value may decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. The Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of the Fund’s investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

The Fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, the Fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. The Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date.

The Fund may use currency instruments as part of a hedging strategy, as described below.

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. The Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (“Position Hedging”). The Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change, as a consequence of the market, between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. The Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

The Fund may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Fund may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the “premium,” but cannot lose more than this amount, plus related transaction costs. Thus, where the Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or “writer.” If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer’s position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The Fund may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject the Fund to additional risk.

Risks. Currency transactions are subject to risks that are different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they may limit any potential gain which might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures are relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. If the Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund’s volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund’s assets.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. If the Fund enters into a currency transaction, the Fund will “cover” its position as required by the 1940 Act.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges regulated by the Commodities Futures Trading Commission (“CFTC”). Consistent with CFTC regulations, the Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. The Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which the Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position as required by the 1940 Act. The Fund may also “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also “cover” its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may “cover” its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may also “cover” its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also “cover” its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may “cover” its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also “cover” its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund’s use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on SIMC or a Sub-Adviser’s, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees (the “Board”). Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, SIMC or a Sub-Adviser, as applicable, determines the liquidity of the Fund’s investments. In determining the liquidity of the Fund’s investments, SIMC or a Sub-Adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Fund to participate in an interfund lending program (the “Program”) with all other funds advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Currently, the Program has not yet been implemented. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. The Fund’s participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program, SIMC will administer the Program according to procedures approved by the SEI Funds’ Board. In addition, the Program will be subject to oversight and periodic review by the Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies (such as the affiliated mutual funds referred to in the Fund’s investment strategy), and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.

Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. Generally, the Fund is prohibited from acquiring the securities of another investment company (except money market funds) if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.  The Fund’s investments in the affiliated mutual funds are not restricted by these limitations.  The Trust and SIMC have obtained an order from the SEC that permits the Fund to invest its uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which complies with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. The Fund may invest in investment companies managed by SIMC or one of the Fund’s Sub-Advisers to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries.

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

MONEY MARKET SECURITIES—Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody’s, or determined by SIMC or a Sub-Adviser, as applicable, to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban

Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not backed by the full faith and credit of the U.S. Government, and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs (“PAC Bonds”) generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage “dollar rolls” or “covered rolls,” are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on such securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, the Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, the Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the Section “Illiquid Securities.”

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the Section “Illiquid Securities.”

OBLIGATIONS OF SUPRANATIONAL AGENCIES—Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of supranational entities may be purchased by the Fund. Currently, the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development

Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS—The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be “covered” as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be “covered” as required by the 1940 Act.

The Fund may trade put and call options on securities, securities indices and currencies, as SIMC or one of the Fund’s Sub-Advisers, as applicable, determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations as set forth below. See “Investment Limitations.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write (i.e, sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS—The Fund may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which the SIMC or one of the Fund’s Sub-Advisers, as applicable, believes present minimum credit risks, and SIMC or one of the Fund’s Sub-Advisers would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include “Treasury Receipts” (“TRs”), “Treasury Investment Growth Receipts” (“TIGRs”), “Liquid Yield Option Notes” (“LYONs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). LYONS, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities (“STRIPS”) (see “U.S. Treasury Obligations”) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REITs—REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by SIMC or a Sub-Adviser, as applicable. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. SIMC or a Sub-Adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of SIMC or a Sub-Adviser, as applicable, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price.

Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, the Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligations under a sale-buyback typically would be offset by earmarking or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund’s forward commitment to repurchase the underlying security.

SECURITIES LENDING—The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, Sub-Advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES—Short sales may be used by the Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The Fund may engage in short sales that are either

“against the box” or “uncovered.” A short sale is “against the box” if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise “cover” the Fund’s short position as required by the 1940 Act.

SOCIAL INVESTMENT CRITERIA—The Fund’s portfolio is subject to certain social investment criteria.  As a result, the Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities, or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities.  In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, the Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

The Fund may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying in exchange for the underlying. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. The Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, the Fund’s current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). The Fund’s current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund’s total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty’s creditworthiness. If a counterparty defaults, the Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

The Fund will enter into swaps only with counterparties that SIMC or the Sub-Advisers, as applicable, believe to be creditworthy. In addition, the Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise “cover” its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GMNA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or a Sub-Adviser, as applicable, deems it appropriate. When the Fund purchases when-issued or delayed delivery securities, it will “cover” its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations (“Yankees”) are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 (the “Securities Act”). These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers’ acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for the Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income” annually. Because the Fund will distribute its “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer’s option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, the Fund will “cover” its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer’s failure to pay interest and repay principal in accordance with the terms of the obligation. The Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security’s maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. The Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. The Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities.

The Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

For purposes of the industry concentration limitation specified in the Prospectus and Statement of Additional Information: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

The following investment limitations are non-fundamental policies of the Fund and may be changed without approval of Fund shareholders.

The Fund may not:

  1.  With respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) domestic banks and U.S. branches of foreign banks, which the Fund has determined to be subject to the same regulation as U.S. banks; or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

  4.  Make loans, if as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, enter into repurchase agreements and loan its portfolio securities.

  5.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  6.  Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts. However, to the extent consistent with its investment objective and policies, the Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein (including REITs); (ii) hold or sell real estate received in connection with securities it holds or held; (iii) invest in securities issued by issuers that own or invest in commodities or commodities contracts; (iv) invest in futures contracts and options on futures contracts (including options on currencies); or (v) purchase securities of issuers that deal in precious metals or interests therein.

  7.  Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

  8.  Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

  9.  Purchase or hold illiquid securities if more than 15% of its net assets would be invested in illiquid securities.

  10.  Invest less than 80% of its net assets in equity securities of foreign companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Fund. SIMC, a wholly-owned subsidiary of SEI Investments Company (“SEI”), is the owner of all beneficial interest in the Administrator and the transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust.  The Trust and the Administrator have entered into an administration and transfer agency agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days’ written notice to the Administrator; or (b) by the Administrator on not less than 90 days’ written notice to the Trust.

If operating expenses of the Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of the Fund to an extent which would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code. The term “expenses” is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

THE ADVISER AND THE SUB-ADVISERS

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 75 investment companies, including more than 9 portfolios, with approximately $X.XX billion in assets under management as of [August 31, 2007].

Manager of Managers Structure. SIMC is the investment adviser for the Fund, and operates as a “manager of managers.” SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for the Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for the Fund.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Fund’s assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Fund’s investment objectives, policies and restrictions. SIMC has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee Sub-Advisers and recommend their hiring, termination and replacement.

In addition, SIMC directly manages a portion of the Fund’s assets by virtue of determining the portion of the Fund’s assets that is allocated to the affiliated mutual funds.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Fund and may manage the cash portion of the Fund’s assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Board of Trustees, the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. The Sub-Advisers also are responsible for managing their employees who provide services to the Fund. Sub-Advisers are selected for the Fund based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Advisory Agreement provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to SIMC or Sub-Advisers, or by SIMC or Sub-Advisers on 90 days’ written notice to the Trust.

Advisory Fees. For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of the Fund):

Screened World Equity Ex-US Fund	X.XX	%

SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average daily value of the assets managed by each Sub-Adviser.

[INSERT SIMC PORTFOLIO MANAGER NAME]

[INSERT SIMC PORTFOLIO MANAGER DISCLOSURE HERE]

The Sub-Advisers.

[INSERT SUB-ADVISERS]

Portfolio Management.

[INSERT PM DISCLOSURE HERE]

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the “Distributor”), serves as the Fund’s distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices in Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as the Fund’s distributor pursuant to a distribution agreement (“Distribution Agreement”) with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually: (i) by the Trust’s Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to the Fund on not less than sixty days’ notice by the Trust’s Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Fund’s shares.

Distribution Expenses Incurred by Adviser. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Fund and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Fund. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Fund.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the firm’s associated Financial Advisors and their customers, placing the Fund on the firm’s preferred or recommended fund list, granting the Distributor access to the firm’s associated Financial Advisors, providing assistance in training and educating the firms’ personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Fund’s Shareholder Services Plan or Administrative Services Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Fund may use broker-dealers that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board of Trustees Responsibilities. The management and affairs of the Trust and of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each fund of SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP (the “Fund Complex”), which currently consists of XX funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust, however, a Trustee must retire from the Board of Trustees by the end of the calendar year in which the Trustee turns 75, provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the trusts, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1995)—SEI employee, 1974-present. President and Chief Executive Officer of the Trust, December 2005-present, and SEI Alpha Strategy Portfolios, LP, June 2007-present. President and Director of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd and SEI

Alpha Strategy Portolios, LP. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1995)—1701 Market Street, Philadelphia, PA 19103. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

*	Messrs. Nesher and Doran are Trustees deemed to be interested persons of the Fund (as that term is defined in the 1940 Act) by virtue of their relationship with the Trust’s Distributor and SIMC.

Independent Trustees.

F. WENDELL GOOCH (DOB 12/03/32)—Trustee (since 1995)—Retired. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1995)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Director, Sonoco, Inc. and Exelon Corporation; Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Managing Partner, Cue Capital since March 2002. Managing Partner and Head of Sales, Investorforce, March 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee/Director of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Board Standing Committees. The Board has established the following standing committees:

•      Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent auditors and whether to terminate this relationship; reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. In addition, the Audit committee is responsible for the oversight of the Trust’s compliance program. Messrs. Gooch, Storey, Sullivan, Williams and Johnson, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the Trust’s most recently completed fiscal year.

•      Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee’s determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board’s delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met XX times in the Trust’s most recently completed fiscal year.

•      Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board’s operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of “interested” Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the applicable Trust’s offices. Messrs. Gooch, Storey, Sullivan, Williams and Johnson and Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Committee shall meet at least once each year and shall conduct at least one meeting in person. The Committee met XX during the Trust’s most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the “1934 Act”). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*†
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	None	Over $100,000

Independent
Mr. Gooch	None	Over $100,000
Mr. Storey	None	None
Mr. Sullivan	None	Over $100,000
Ms. Greco	None	None
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None

 *  Valuation date is December 31, 2006.

 †  Includes the Fund and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher		$0	N/A	N/A		$0
Mr. Doran		$0	N/A	N/A		$0
Independent
Mr. Gooch	$	xx	xx	xx	$	xx
Mr. Storey	$	xx	xx	xx	$	xx
Mr. Sullivan	$	xx	xx	xx	$	xx
Ms. Greco	$	xx	xx	xx	$	xx
Ms. Lesavoy	$	xx	xx	xx	$	xx
Mr. Williams	$	xx	xx	xx	$	xx
Mr. Johnson	$	xx	xx	xx	$	xx

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)-SEI employee, 1974—present. President and Chief Executive Officer, June 2007 to present, of SEI Structured Credit Fund, LP. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. President and Director of SEI Opportunity Master Fund, L.P. and SEI Opportunity Fund, L.P.

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present (since 2005). Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2005. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., Bishop Street Funds, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II, since March 2006. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

SOFIA A. ROSALA (DOB 02/01/74)—Vice President and Assistant Secretary (since 2004)—Vice President and Assistant Secretary of SIMC and the Administrator since 2005. Compliance Officer of SEI, September 2001-2004.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust’s Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004.

NICOLE WELCH (DOB 09/13/77)—Anti-Money Laundering Compliance Officer (since 2005)—Assistant Vice President and Anti-Money Laundering Compliance Coordinator of SEI since 2005. Compliance Analyst, TD Waterhouse, 2004. Senior Compliance Analyst, UBS Financial Services, 2002-2004. Knowledge Management Analyst, PricewaterhouseCoopers Consulting, 2000-2002.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to SIMC, subject to the Board’s general oversight. In delegating proxy voting responsibilities, the Fund has directed that proxies be voted consistent with the Fund’s best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the “Procedures”). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Fund (each a “Client”). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the “Service”) to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the “Guidelines”) approved by SIMC’s Proxy Voting Committee (the “Committee”). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service’s recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service’s recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client’s consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC’s Procedures and Guidelines, or, when available, information regarding how the Fund voted proxies relating to portfolio securities during the 12 month period ending June 30, 2008, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund may be purchased in exchange for securities included in the Fund subject to the Administrator’s determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for the Fund unless: (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange (“NYSE”) or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Trust’s net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, SIMC, the Administrator, the Distributor, the Sub-Advisers and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of Third-Party Independent Pricing Agents. The Fund’s Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s Prospectus. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Fund or its shareholders and the discussion here and in the Fund’s Prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

If you are subject to tax, distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by the Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). All or a portion of these distributions (excluding net short-term capital gains) may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual percentage of such income earned during the period of your investment in the Fund.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations) and distributions to individual shareholders should qualify as qualified dividend income (subject to certain limitations). The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

With respect to investments in STRIPs, TRs, TIGRs, LYONs, CATs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its nets investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when SIMC would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien). Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in the Fund.

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to, and intends to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If the Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and United States possessions. Based upon its investment objective, the Fund may be eligible to make the election.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes affecting an investment in Fund shares. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

FUND PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Sub-Advisers are responsible for placing orders to execute fund transactions. In placing orders, it is the Trust’s policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. While SIMC and the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, SIMC and the Sub-Advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of the Fund will primarily consist of brokerage commissions and dealer spreads.

It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for the Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer’s payment of certain of the Fund’s expenses. The Trustees, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC and the Sub-Advisers may select a broker based upon brokerage or research services provided to SIMC and the Sub-Advisers. SIMC and the Sub-Advisers may pay

a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Exchange Act (“Section 28(e)”) permits SIMC and the Sub-Advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, SIMC and the Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, SIMC or the Sub-Advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which SIMC or the Sub-Advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or the Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC and the Sub-Advisers will be in addition to and not in lieu of the services required to be performed by SIMC and the Fund’s Sub-Advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to SIMC and the Sub-Advisers are not reduced as a result of the receipt of research services.

In some cases SIMC or the Sub-Advisers receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, SIMC or the Sub-Advisers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or the Sub-Advisers will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC or the Sub-Advisers face a potential conflict of interest, but SIMC or the Sub-Advisers believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or the Sub-Advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMC and the various firms that serve as Sub-Advisers to the Fund, in the exercise of joint investment discretion over the assets of the Fund, may execute a substantial portion of the Fund’s portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the “Program”). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of the Fund’s portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to the Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay fund operating expenses. Sub-advisers are authorized to execute trades pursuant to the Program; provided that, the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust’s prospectus, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to the Fund and/or reimburses expenses of the Fund in order to maintain the Fund’s total operating expenses at or below a specified level. In such cases, the portion of commissions returned to the Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to the Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in the Fund’s portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund’s Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust’s policy to achieve best net results, and must comply with the Trust’s procedures regarding the execution of Fund transactions through affiliated brokers. The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund’s portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the “Portfolio Holdings Website”). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust’s officers and that provides that the reporting service will not trade on the information. The Fund currently has no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Fund’s Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Fund’s third-party independent pricing agents and the Fund’s independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of the Fund may also be provided to a prospective service provider for the Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holding by overseeing the implementation and enforcement of the Fund’s policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Fund, SIMC, nor any other service provider to the Fund may receive compensation or other consideration for providing portfolio holdings information.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Sub-Advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of the Fund will vote separately on matters pertaining solely to the Fund. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectus for the Fund or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without approval of a majority of the Fund’s outstanding voting securities, such approval means the vote of: (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust: (i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees; and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [November XX, 2007], the Screened World Equity Ex-US Fund had not commenced operations.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve the Fund’s investment objective by investing all of the Fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of the Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Fund. However, shareholders of the Fund will be given at least 30 days’ prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIANS

Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, Massachusetts, 02109-3661, acts as wire agent and custodian for the assets of Screened World Equity Ex-US Fund. BBH holds cash, securities and other assets of the Fund for which it acts as custodian as required by the 1940 Act.

EXPERTS

[         ], located at [         ], serves as the independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, PA 19103, serves as counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY’S RATING DEFINITIONS

LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s sovereign rating. Such branch obligations are rated at the lower of the bank’s rating or Moody’s sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S RATING DEFINITIONS

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1) Likelihood of default. The rating assesses the obligor’s capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2) The obligation’s nature and provisions.

(3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors’ rights.

Likelihood of default is indicated by an issuer’s senior debt rating. If senior debt is not rated, as implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS

Investment Grade

AAA  Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated “BB”, “B”, “CCC”, “CC”, and “C” is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB  Debt rated “BB” has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

B  Debt rate “B” has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The “B” rating category also is used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

CCC  Debt rated “CCC” has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category also is used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

CC  The rating “CC” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC” rating.

C  The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D  Debt is rated “D” when the issue is in payment default, or the obligor has filed for bankruptcy. The “D” rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr  The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L  The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter “L” indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

  *Continuance of the rating is contingent upon S&P’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer’s actual or implied senior debt rating is “AAA”, its subordinated or junior debt is rated “AAA” or “AA+”, If an issuer’s actual or implied senior debt rating is lower than “AAA” but higher than “BB+”, its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is “A”, subordinated debt normally would be rated “A-”. If an issuer’s actual or implied senior debt rating is “BB+” or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and Speculative Grades

The term “investment grade” was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, “AAA”, “AA”, “A”, “BBB”, generally are recognized as being investment grade. Debt rated “BB” or below generally is referred to as speculative grade. The term “junk bond” is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the SEC requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH’S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

MOODY’S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

•      Leading market positions in well-established industries.

•      High rates of return on funds employed.

•      Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•      Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P’S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

A-1  This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3  Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH’S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

SEI INSTITUTIONAL INVESTMENTS TRUST

PART C. OTHER INFORMATION

Item 23.  Exhibits:

(a)  Registrant's Declaration of Trust, dated March 1, 1995, is herein incorporated by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No. 033-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(2)  Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(d)(3)  Amended Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(4)  Amended Schedule B to the Investment Advisory Agreement between the Trust and SIMC to be filed by later Amendment.

(d)(5)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap and Small Cap Funds as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 033-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(6)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 033-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(7)  Schedule B dated January 1, 1997 to the Investment Sub-Advisory Agreement dated June 14, 1996 between SIMC and LSV Asset Management with respect to the Large Cap and Small Cap Value Funds is herein incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 29, 1997.

(d)(8)  Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (5)(ii) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 25, 1998.

(d)(9)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 16, 1999.

(d)(10)  Investment Sub-Advisory Agreement dated September 22, 1999 between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2001.

(d)(11)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 1999.

(d)(12)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(d)(13)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and McKinley Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2000.

(d)(14)  Investment Sub-Advisory Agreement dated August 14, 2001 between SIMC and David J. Greene & Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2001.

(d)(15)  Investment Sub-Advisory Agreement dated October 2, 2000 between SIMC and Sanford C. Bernstein & Co., LLC, as revised October 2, 2000, with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2001.

(d)(16)  Investment Sub-Advisory Agreement dated March 12, 2002 between SIMC and Montag & Caldwell Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on March 29, 2002.

(d)(17)  Investment Sub-Advisory Agreement dated March 14, 2002, between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on March 29, 2002.

(d)(18)  Investment Sub-Advisory Agreement dated December 13, 1999 between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2002.

(d)(19)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and Metropolitan West Asset Management LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2002.

(d)(20)  Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2002.

(d)(21)  Investment Sub-Advisory Agreement dated December 9, 2002 between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(22)  Investment Sub-Advisory Agreement dated December 9, 2002 between SIMC and Martingale Asset Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(23)  Investment Sub-Advisory Agreement dated January 24, 2003 between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(24)  Investment Sub-Advisory Agreement dated March 11, 2003 between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(25)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and McKinley Capital Management, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(26)  Investment Sub-Advisory Agreement dated June 22, 1999 between SIMC and AllianceBernstein L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(27)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(28)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap and Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 23 to Registrant's Registration Statement (File No. 033-58041), filed with the SEC on October 28, 2005.

(d)(29)  Investment Sub-Advisory Agreement dated August 28, 2003 between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(30)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap and Large Cap Diversified Alpha Funds are herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(31)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(32)  Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Large Cap Disciplined Equity, Global Managed Volatility and Large Cap Diversified Alpha Funds are herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(33)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(34)  Assignment and Assumption Agreement between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(d)(35)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(36)  Schedules A and B dated April 27, 2005 to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Small Cap, Small/Mid Cap Equity and Large Cap Funds are herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(d)(37)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(38)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Mazama Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(39)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(40)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Alliance Capital L.P. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(41)  Schedules A and B to the Sub-Advisory Agreement between SIMC and Alliance Capital L.P., with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(d)(42)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and McKinley Capital Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(43)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(d)(44)  Investment Sub-Advisory Agreement dated November 5, 2003 between SIMC and Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(45)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Lee Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(46)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(47)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(48)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Wellington Management Company LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(49)  Investment Sub-Advisory Agreement dated September 30, 2003 between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on November 14, 2003.

(d)(50)  Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and the Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(51)  Investment Sub-Advisory Agreement between SIMC and ING Ghent Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(d)(52)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and ING Investment Management, Co. with respect to the Core Fixed Income Fund are herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(53)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and ING Investment Management Co. with respect to the Emerging Markets Debt Fund are herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 28, 2006.

(d)(54)  Investment Sub-Advisory Agreement dated November 7, 2003 between SIMC and Metropolitan West Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(55)  Investment Sub-Advisory Agreement dated March 31, 2004 between SIMC and Metropolitan West Asset Management LLC with respect to the Long Duration and Extended Duration Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(d)(56)  Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(d)(57)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(58)  Investment Sub-Advisory Agreement dated July 15, 2004 between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(d)(59)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(d)(60)  Form of Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management Inc. with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(61)  Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(d)(62)  Investment Sub-Advisory Agreement dated June 15, 2005 between SIMC and Fuller & Thaler Asset Management, Inc. with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(d)(63)  Schedules A and B dated June 30, 2005 to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap, International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(d)(64)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(69) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(65)  Investment Sub-Advisory Agreement dated September 29, 2005 between SIMC and Smith Breeden Associates, Inc. with respect to the Large Cap Disciplined Equity and Large Cap Diversified Alpha Funds is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on October 28, 2005.

(d)(66)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Smith Breeden Associates, Inc. with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(67)  Amendment to Investment Sub-Advisory Agreement between SIMC and Alliance Capital L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(68)  Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(69)  Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(70)  Amendment to Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(71)  Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene and Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(72)  Amendment to Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(73)  Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(74)  Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(75)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(76)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(77)  Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(78)  Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(79)  Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(80)  Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(81)  Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(82)  Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(83)  Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(84)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(85)  Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(86)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(87)  Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value, and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on November 14, 2003.

(d)(88)  Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Equity and Emerging Markets Debt Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(89)  Investment Sub-Advisory Agreement dated October 3, 2005 between SIMC and J.P. Morgan Investment Management, Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(90)  Investment Sub-Advisory Agreement dated March 17, 2006 between SIMC and AlphaSimplex Group LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(91)  Investment Sub-Advisory agreement dated July 25, 2006 between SIMC and Record Currency Management Limited with respect to the International Fixed Income, International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(d)(92)  Investment Sub-Advisory Agreement dated March 9, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(93)  Investment Sub-Advisory Agreement dated October 11, 2005 between SIMC and SSgA Funds Management Inc. with respect to the Large Cap Index Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(94)  Investment Sub-Advisory Agreement between SIMC and Stone Harbor Investment Partners, LP with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(95)  Form of Investment Sub-Advisory Agreement between SIMC and BlackRock Capital Management, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(d)(96)  Investment Sub-Advisory Agreement between SIMC and AXA Rosenberg Investment Management LLC with respect to the International Equity, Emerging Markets Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(97)  Investment Sub-Advisory Agreement between SIMC and Weiss, Peck & Greer Investments with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(98)  Investment Sub-Advisory Agreement between SIMC and Highland Capital Management, L.P. with respect to the Enhanced Income Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(99)  Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(100)  Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small/Mid Cap Equity Fund are herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(101)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Record Currency Management Limited with respect to the Enhanced Income Fund are herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(102)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the Small/Mid Cap Equity Fund are herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(103)  Form of Investment Sub-Advisory Agreement between SIMC and Deutsche Investment Management Americas, Inc. with respect to the Real Return Plus Fund is herein incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(104)  Investment Sub-Advisory Agreement dated December 13, 2006 between SIMC and First Quadrant, L.P. with respect to the Real Return Plus Fund is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(105)  Investment Sub-Advisory Agreement dated May 10, 2007 between SIMC and PanAgora Asset Management Inc. with respect to the Small/Mid Cap Equity and Small Cap Funds is herein incorporated by reference to Exhibit (d)(104) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(106)  Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management Inc. with respect to the Small/Mid Cap Equity, Emerging Markets Equity and Small Cap Funds are herein incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(d)(107)  Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Diversified Alpha and Enhanced Income Funds are herein incorporated by reference to Exhibit (d)(106) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(d)(108)  Investment Sub-Advisory Agreement dated March 30, 2007 between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(107) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(e)(1)  Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. ("SIDCo.") dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2002.

(e)(2)  Schedule A to the Distribution Agreement between the Trust and SIDCo., as amended September 16, 2004, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(e)(3)  Amended Schedule A to the Amended and Restated Distribution Agreement between the Trust and SIDCo. is herein incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(e)(4)  Amended Schedule H to the Amended and Restated Distribution Agreement between the Trust and SIDCo. to be filed by later Amendment.

(f)  Not Applicable.

(g)(1)  Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(g)(2)  Custodian Agreement between the Trust and U.S. Bank National Association dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(h)(2)  Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management, as amended September 16, 2004, is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(h)(3)  Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(h)(4)  Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services to be filed by later Amendment.

(i)  Opinion and Consent of Counsel to be filed by later Amendment.

(j)  Consent of Independent Registered Public Accounting Firm to be filed by later Amendment.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan dated November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2002.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(4)  The Code of Ethics for SEI Institutional Investments Trust is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(5)  The Code of Ethics dated 2005 for AllianceBernstein L.P., updated June, 2006, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(6)  The Code of Ethics for Artisan Partners Limited Partnership, dated May 4, 2007 is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(7)  The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2005.

(p)(8)  The Code of Ethics for The Boston Company Asset Management LLC is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2005.

(p)(9)  The Code of Ethics for Capital Guardian Trust Company, dated May 2007, is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(10)  The Code of Ethics for David J. Greene and Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 033-9504), filed with the SEC on July 14, 2000.

(p)(11)  The Code of Ethics for Emerging Markets Management, L.L.C. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(12)  The Code of Ethics for Goldman Sachs Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(13)  The Code of Ethics for Lee Munder Investments, Ltd. dated 2005 is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(14)  The Code of Ethics for LSV Asset Management L.P. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(p)(15)  The Code of Ethics for Martingale Asset Management, L.P., dated June 30, 2006, revised June 13, 2007 is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(16)  The Code of Ethics for Mazama Capital Management, Inc., dated February 2, 2007 is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(17)  The Code of Ethics for McKinley Capital Management Inc., dated 2005, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(18)  The Code of Ethics for Metropolitan West Asset Management LLC, dated February 2007, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(19)  The Code of Ethics for Montag & Caldwell, Inc., dated February, 2006, is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(20)  The Code of Ethics for Nomura Corporate Resesarch & Asset Management Inc. is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(21)  The Code of Ethics for Security Capital Research & Management Incorporated, dated September 29, 2005, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(22)  The Code of Ethics for Wellington Management Company, LLP, dated February 17, 2006, updated January 1, 2007 is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(23)  The Code of Ethics for Wells Capital Management, Inc., dated February, 2006, is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(24)  The Code of Ethics for Western Asset Management Company, dated September, 2006, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(25)  The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(p)(26)  The Code of Ethics for Enhanced Investment Technologies, LLC is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(27)  The Code of Ethics for Analytic Investors, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(28)  The Code of Ethics for Quantitative Management Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(p)(29)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated June 8, 2006, is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(30)   The Code of Ethics for ING Investment Management Co. is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(31)  The Code of Ethics for Integrity Asset Management, LLC is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(p)(32)  The Code of Ethics for Rexiter Capital Management Limited, dated October, 2005, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(33)  The Code of Ethics for Acadian Asset Management Inc., dated April, 2006, is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(34)  The Code of Ethics for Fuller & Thaler Asset Management, Inc. is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(35)  The Code of Ethics for Smith Breeden Associates, Inc. is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(p)(36)  The Code of Ethics for J.P. Morgan Investment Management Inc., dated February 1, 2005, revised May 15, 2007, is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(37)  The Code of Ethics for Ashmore Investment Management Limited, dated February 19, 2007, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(38)  The Code of Ethics for AlphaSimplex Group LLC is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(39)  The Code of Ethics for Los Angeles Capital Management and Equity Research, Inc., dated February 19, 2007, is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(40)  The Code of Ethics for Record Currency Management Limited is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(41)  The Code of Ethics for SSgA Funds Management, Inc. dated May 2007, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(42)  The Code of Ethics for Stone Harbor Investment Partners LP is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(43)  The Code of Ethics for AXA Rosenberg Investment Management Inc., dated February 7, 2005, is herein incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(44)  The Code of Ethics for Weiss, Peck & Greer Investments, dated April, 2006, is herein incorporated by reference to Exhibit (p)(44) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(45)  The Code of Ethics for Highland Capital Management, L.P. is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(46)  The Code of Ethics for Deutsche Investment Management Americas Inc. is herein incorporated by reference to Exhibit (p)(46) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(p)(47)  The Code of Ethics for First Quadrant, L.P., dated February 2007, is herein incorporated by reference to Exhibit (p)(47) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(48)  The Code of Ethics for Ares Management LLC is herein incorporated by reference to Exhibit (p)(48) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Nina Lesavoy, James M. Storey, Stephen F. Panner and James M. Williams are herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

Item 24.

See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee. The adviser and each sub-adviser's table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management Inc.

Acadian Asset Management Inc. ("Acadian") is a sub-adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gary L. Bergstrom, Chairman	—	—
Ronald D. Frashure, President	—	—
Churchill G. Franklin, Executive Vice President	—	—
John R. Chisholm, Executive Vice President	—	—
Scott Powers	Old Mutual Asset Managers (U.S.)	CEO

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a sub-adviser for the Registrant's Emerging Markets Equity, International Equity and World Equity Ex-US Funds and AllianceBernstein's investment unit of Sanford C. Bernstein & Co., LLC ("Bernstein"), a wholly-owned subsidiary and an investment unit of AllianceBernstein, serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity, International Equity, World Equity Ex-US, International Fixed Income and Large Cap Funds. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein and Bernstein are investment advisers registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lewis A. Sanders Chairman of the Board, Chief Investment Officer/ Director	ACMC	Chairman of the Board and Chief Executive Officer/ Director
Henri de Castries Director	AXA AELIC AXA Financial	Chairman, Management Board Director Chairman of the Board
Christopher M. Condron Board Director	AXA AELIC AXA Financial	Member of the Management Chairman, Chief Executive Officer Director, President & Chief Executive Officer
Denis Duverne Director	AXA AELIC	Chief Financial Officer Director
Mark R. Manley Senior Vice President and Chief Compliance Officer	ACMC	Senior Vice President and Chief Compliance Officer
Seth J. Masters Executive Vice President	ACMC	Executive Vice President
Roger Hertog Vice Chairman and Director	ACMC	Vice Chairman
Benjamin D. Holloway Director	Continental Companies	Consultant
Dominique Carrel-Billard Director	Centenial Companies	Consultant
Douglas J. Peebles Executive Vice President	ACMC	Executive Vice President
W. Edwin Jarmain Director	Jarmain Group Inc.	President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gerald M. Lieberman President, Director and Chief Operating Officer	ACMC	President and Chief Operating Officer
Peter J. Tobin Director	St. John's University	Special Assistant to the President
Stanley B. Tulin Director	AXA Financial	Vice Chairman, Chief Financial Officer
Sharon E. Fay Executive Vice President	ACMC	Executive Vice President
Lorie Slutsky Director	—	—
Robert Henry Joseph Jr. Senior Vice President & Chief Financial Officer	ACMC	Senior Vice President and Chief Financial Officer
John Blundin Executive Vice President	—	—
Marilyn Fedak Executive Vice President	ACMC	Executive Vice President
Thomas S. Hexner Executive Vice President	ACMC	Executive Vice President
Marc O. Mayer Executive Vice President	ACMC	Executive Vice President
James G. Reilly Executive Vice President	ACMC	Executive Vice President
Lawrence H. Cohen Executive Vice President	ACMC	Executive Vice President
Laurence E. Cranch Executive Vice President and General Counsel	ACMC	Executive Vice President and General Counsel
Paul Rissman Executive Vice President	ACMC	Executive Vice President
Christopher Toub Executive Vice President	ACMC	Executive Vice President
Lisa Shalett Executive Vice President	ACMC	Executive Vice President
David Steyn Executive Vice President	ACMC	Executive Vice President
Nicolas Moreau Director	AXA Investment Managers	Chief Executive Officer
Mark R. Gordon Executive Vice President	ACMC	Executive Vice President

AlphaSimplex Group LLC

AlphaSimplex Group LLC ("AlphaSimplex") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of AlphaSimplex is One Cambridge Center, Cambridge, MA 02142. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew W. Lo Managing Member, Chief Scientific Officer, Chairman of the Investment Committee	Sloan School of Management, Massachusetts Institute of Technology Laboratory for Financial Engineering, Massachusetts Institute of Technology	Harris & Harris Group Professor of Finance Director
Nicholas Chan Chief Technology Officer	—	—
Arnout M. Eikeboom Chief Risk Officer and Chief Compliance Officer	—	—
Shane M. Haas Senior Research Scientist	—	—
Brent R. Mathus Head of Trading	—	—
Kendall A. Walker Chief Financial Officer	—	—

Analytic Investors, Inc.

Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity, Large Cap Diversified Alpha and Global Managed Volatility Funds. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors	President
Scott Powers Director	Old Mutual (US) Holdings, Inc. Old Mutual Asset Managers (US) LLC	Chief Executive Officer Chief Executive Officer
Marie Nastasi Arlt Director and Chief Operating Officer	—	—
Harinda de Silva Director and President	—	—

Ares Management LLC ("Ares") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Ares is 1999 Avenue of the Stars, 19th Floor, Los Angeles, California 90067. Ares is a registered investment adviser under the Adviser's Act.

Aronson+Johnson+Ortiz, LP

Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser for the Registrant's Large Cap and Large Cap Diversified Alpha Funds. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Theodore R. Aronson Managing Principal and Portfolio Manager	—	—
Kevin M. Johnson Principal and Portfolio Manager	—	—
Gina Marie N. Moore Principal and Portfolio Manager	—	—
Martha E. Ortiz Principal and Portfolio Manager	—	—
Douglas D. Dixon Principal Accounting	—	—
R. Brian Wenzinger Principal Accounting	—	—
Stefani Cranston Principal Accounting	—	—
Paul Dodge Principal Operations	—	—
Joseph F. Dietrick Chief Compliance Officer	—	—
Gregory J. Rogers Principal Trading	—	—

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC	Officer
Lawrence A. Totsky Chief Financial Officer	Artisan Distributors LLC	Officer
Janet D. Olsen General Counsel	Artisan Distributors LLC	Officer
Brooke J. Billick Chief Compliance Officer	Artisan Distributors LLC	Officer

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Ashmore is 20 Bedfordbury, London, United Kingdom WC2N 4BL. Ashmore is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark Langhorn Coombs Director	Ashmore Group Limited Ashmore Investments (UK) Ltd	Director Director
	Ashmore Investment Management Limited	Director
	Ashmore Asset Management Limited	Director
	Ashmore Russian Equity Fund (Cayman Islands registered)	Director (resigned July 4, 2006)
	Ashmore AOF (GP) Limited (Cayman Islands registered)	Director
	Ashmore Global Special Situations Fund Limited (Guernsey registered)	Director (resigned November 4, 2006)
	Ashmore Global Special Situations Fund 2 Limited (Guernsey registered)	Director (resigned November 4, 2006)
	Ashmore Emerging Markets Debt Fund (Cayman Islands registered)	Director (resigned May 4, 2006)
	Ashmore Management Company Limited (Guernsey registered)	Director (resigned May 4, 2006)
	International Administration (Guernsey) Limited (Guernsey registered)	Director (resigned December 30, 2005)

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
	Balkan Regeneration Fund (Cayman Islands registered)	Director (resigned June 29, 2005)
	CPI Limited (Cayman Islands registered)	Director (resigned December 4, 2006)
	Ashmore Cayman SPC Limited (Cayman Islands registered)	Director (resigned December 4, 2006)
	Ashmore Global Special Situations Fund 3 Limited (Guernsey registered)	Director
	Ashmore Emerging Markets Debt and Currency Fund (Guernsey registered)	Director (resigned November 4, 2006)
	EMTA (formerly "Emerging Markets Traders Association" (US registered)	Director (Co-chair)
	Ashmore SICAV (Luxembourg registered)	Director (resigned May 31, 2006)
	Ashmore (Hong Kong) Limited (Hong Kong registered)	Director
	Ashmore Energy International Limited (Cayman Islands registered)	Director
	Camal Co Energy Partners Limited	Director
	Ashmore Local Currency Fund (Cayman Islands registered)	Director (resigned May 4, 2006)
	Fidelity Cayman Investment Company Limited (Cayman Islands registered)	Director (resigned December 4, 2006)
	The Ashmore Group Limited Pension Scheme	Trustee (Ceased)
	The Ashmore Group Ltd Retirement and Death Benefit Scheme	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Mark Coombs	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Julian Green	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Christopher Raeder	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Jerome Booth	Trustee

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jon Moulton - Director	Alchemy Partners (Guernsey) Ltd (Guernsey registered)	Director
	Alchemy Partners LLP	Director
	30 St James's Square Investments Ltd	Director
	Airborne Systems Group Limited	Director
	Airborne Systems Holdings Ltd	Director
	Airborne Systems Limited	Director
	Ashmore Group Ltd	Director
	Ashmore Investments (UK) Ltd	Director
	Ashmore Investment Management Ltd	Director
	Aries (Mauritius registered)	Director
	Cedar Ltd In Liquidation	Director
	Cedar Crestone (US-Delaware) registered Data point Finance Ltd (In Liquidation)	Director
	Edlaw plc	Director
	Point-on Holdings	Director
	Redac Ltd	Director
	Redac Gratis Limited	Director
	Redac Group Ltd	Director
	Redac Group No 2 Ltd	Director
	Sandsenor Ltd In Liquidation	Director
	Sylvan International Limited	Trustee
	Sylvan Trustees Limited	Director (resigned May 9, 2006)
	Tattershall Castle Group Limited	Director
	TCG Holdings Ltd	Director
	UK Stem Cell Foundation	Director
	Wardle Storeys (Group) Limited	Director (resigned September 29, 2005)

AXA Rosenberg Investment Management LLC

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and Emerging Markets Equity Funds. The principal business address of Analytic is 4 Ornida Way, Building E, Ornida, California 94563. AXA Rosenberg is a registered investment adviser under the Advisers Act.

BlackRock Capital Management, Inc.

BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Steven Buller, Chief Financial Officer and Managing Director	BlackRock, Inc., New York, NY New BlackRock, Inc., New York, NY BlackRock Financial Management, Inc., New York, NY	Chief Financial Officer and Managing Director Chief Financial Officer and Managing Director Chief Financial Officer and Managing Director
	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock (Japan), Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock International, Ltd, Edinburgh, Scotland	Chief Financial Officer and Managing Director
	BlackRock Overseas Investment Corp., New York, NY	Chief Financial Officer and Managing Director
	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director
	State Street Management & Research Company, Boston, MA	Chief Financial Officer and Managing Director
	BlackRock Funding International, Ltd., New York, NY	Chief Financial Officer and Managing Director
	BlackRock Advisors, Inc., Wilmington, DE	Chief Financial Officer and Managing Director
	Risk Monitors, Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock Japan Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Financial Officer and Managing Director
Robert P. Connolly, General Counsel, Managing Director and Secretary	BlackRock, Inc., New York, NY New BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary General Counsel, Managing Director and Secretary
	BlackRock Financial Management, Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Institutional Management Corporation, Wilmington, DE	General Counsel, Managing Director and Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock (Japan), Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock International, Ltd, Edinburgh, Scotland	General Counsel, Managing Director and Secretary
	BlackRock Overseas Investment Corp.	General Counsel, Managing Director and Secretary
	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary
	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary
	State Street Management & Research Company, Boston, MA	General Counsel, Managing Director and Secretary
	BlackRock Funding International, Ltd., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Advisors, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary
	Risk Monitors, Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Japan Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock Portfolio Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock Merger Sub, Inc., New York, NY	Director
Laurence D. Fink, Chief Executive Officer	BlackRock, Inc., New York, NY	Chairman and Chief Executive Officer
	BlackRock Funds, Wilmington, DE	Trustee
	New BlackRock, Inc., New York, NY	Chairman & Chief Executive Officer
	BlackRock Financial Management, Inc., New York, NY	Chairman & Chief Executive Officer
	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Executive Officer
	BlackRock (Japan), Inc., New York, NY	Chairman and Chief Executive Officer
	BlackRock Overseas Investment Corp., New York, NY	Chairman and Chief Executive Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	BlackRock International, Ltd, Edinburgh, Scotland	Chairman and Chief Executive Officer
	BlackRock Investments, Inc., New York, NY	Chairman and Chief Executive Officer
	BlackRock Asia Limited, Hong Kong	Chairman and Chief Executive Officer
	BlackRock HPB Management LLC	Director
	Nomura BlackRock Asset Management Co., Ltd.	Chairman and Chief Executive Officer
	SSRM Holdings, Inc., Boston, MA	Chairman and Chief Executive Officer
	State Street Management & Research Company, Boston, MA	Chairman and Chief Executive Officer
	State Street Research Investment Services, Inc., Boston, MA	Director
Robert S. Kapito, Vice Chairman and Director	BlackRock, Inc., New York, NY	Vice Chairman
	BlackRock Closed-End Funds, Wilmington, DE	President and Trustee
	New BlackRock, Inc., New York, NY	Vice Chairman
	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Director
	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Director
	BlackRock (Japan), Inc., New York, NY	Vice Chairman and Director
	BlackRock Overseas Investment Corp., New York, NY	Vice Chairman and Director
	BlackRock International, Ltd, Edinburgh, Scotland	Vice Chairman and Director
	BlackRock Investments, Inc., New York, NY	Director
	BlackRock Asia Limited, Hong Kong	Vice Chairman and Director
	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Director
	State Street Management & Research Company, Boston, MA	Vice Chairman and Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	State Street Research Investment Services, Inc., Boston, MA	Director
	BlackRock Realty Advisors, Inc., San Francisco, CA	Director
	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director
	BlackRock Funding International, Ltd., New York, NY	Vice Chairman and Director
	BlackRock Advisors Singapore Pte. Ltd., Singapore	Vice Chairman
	BlackRock Japan Holdings, Inc., New York, NY	Vice Chairman and Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director
	BlackRock Advisers, Inc., Wilmington, DE	Vice Chairman and Director
	Risk Monitors, Inc., New York, NY	Vice Chairman and Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Director
	BlackRock Merger Sub, Inc., New York, NY	Vice Chairman
Ralph L. Schlosstein, President and Director	BlackRock, Inc., New York, NY	President and Director
	BlackRock Closed-End Funds, Wilmington, DE	Chairman and Trustee
	BlackRock Liquidity Funds, Wilmington, DE	Chairman and President
	BlackRock Financial Management, Inc., New York, NY	President and Director
	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director
	BlackRock (Japan), Inc., New York, NY	President and Director
	BlackRock Overseas Investment Corp., New York, NY	President and Director
	BlackRock HPB Management LLC, New York, NY	Director
	BlackRock International, Ltd, Edinburgh, Scotland	President and Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	BlackRock Investments, Inc., New York, NY	Director
	BlackRock Asia Limited, Hong Kong	President and Director
	Anthracite Capital, Inc.	Chairman
	SSRM Holdings, Inc., Boston, MA	President and Director
	State Street Management & Research Company, Boston, MA	President and Director
	State Street Research Investment Services, Inc., Boston, MA	Director
	BlackRock Realty Advisors, Inc., San Francisco, CA	Chairman
	New BlackRock, Inc., New York, NY	President and Director
	BlackRock Funding, Inc., Wilmington, DE	President and Director
	BlackRock Funding International, Ltd., New York, NY	President and Director
	BlackRock Advisors Singapore Pte. Ltd., Singapore	President
	BlackRock Japan Holdings, Inc., New York, NY	President and Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director
	BlackRock Advisers, Inc., Wilmington, DE	President and Director
	Risk Monitors, Inc., New York, NY	President and Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director
	BlackRock Merger Sub, Inc., New York, NY	President

The Boston Company Asset Management, LLC

The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Corey Griffin Chairman and CEO	Mellon Trust of New England, N.A.	Senior Vice President
	TBC General Partner, LLC	Director, President
	TBCAM Holdings, LCC	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Standish Mellon Asset Management, LLC	Member
Patrick Sheppard Chief Operating Officer President	Mellon Institutional Funds Investment TBC General Partner, LLC	CEO Director
	TBCAM Holdings, LLC	Director
Stephen Canter	Dreyfus Corporation	Chairman of the Board and CEO
	Dreyfus Founders Funds	President, Principal Executive Officer
	Dreyfus Trust Company	Director, Chairman, President, CEO
	Founders Asset Management LLC	Member, Board of Managers
	Franklin Portfolio Associates, LLC	Director
	Franklin Portfolio Holdings, LLC	Director
	Mellon Bank, N.A.	Vice Chairman
	Mellon Capital Management Corp.	Director
	Mellon Equity Associates, LLP	Executive Committee Member
	Mellon Financial Corporation	Vice Chairman
	Newton Management Limited	Director
	Standish Mellon Asset Management Company LLC	Board Manager
	TBCAM Holdings, LLC	Director
John Nagorniak	AIMR Research Foundation	Trustee
	Boston Security Analyst Society, Inc	Director
	Boston Security Analyst Society, Inc	President
	Foxstone Financial, Inc	President-Director
	Franklin Portfolio Associates Trust	Chairman-Trustee
	Franklin Portfolio Holdings, Inc.	President-Director
	Franklin Portfolio Holdings, LLC	Chairman, Director
	Life Harbor Investments, Inc	Director
	Life Harbor, Inc	Director
	Mellon Capital Management Corporation	Director
	Mellon Equity Associates, LLP	Executive Committee Member
	Mellon HBV Advisors LLC	Manager
	Mellon HBV Alternative Strategies Holdings LLC	Manager

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
	Mellon HBV Alternative Strategies LLC	Manager
	Mellon HBV Company Limited	Director
	Mellon HBVII LLC	Manager
	MIT Investment Corporation	Director
	Newton Management Limited	Director
	Pareto U.S. High Yield Fixed Income Fund, LLC	Management Board Member
	Pareto Investment Management Limited	Director
	Princeton Association of New England	Director
	Standish Mellon Asset Management Company, LLC	Board Manager
	TBCAM Holdings, LLC	Director
Ronald O'Hanley	EACM Advisors, LLC	Board of Managers
	Fixed Income (DE) Trust	Trustee
	Fixed Income (MA) Trust	Trustee
	Franklin Portfolio Holdings, LLC	Director
	Mellon Bank N.A.	Director
	Mellon Capital Management Corporation	Director
	Mellon Equity Associates, LLP	Chairman, Executive Committee Member
	Mellon Financial Corporation	Vice Chairman
	Mellon Trust of New England, N.A.	Director
	Pareto Investment Management Limited	Non Executive Director
	Standish Mellon Asset Management Company LLC	Director
	TBCAM Holdings, LLC	Chairman of the Board
	The Dreyfus Corporation	Vice Chairman, Director
Edward Ladd	TBCAM Holdings, LLC	Manager
	Standish Mellon Asset Management Company LLC	Manager
Scott E. Wennerholm	EACM Advisors, LLC	Director
	Franklin Portfolio Holdings, LLC	Director
	Mellon Capital Management Corporation	Director
	Mellon Equity Associates, LLP	Director
	Newton Management Limited	Director
	Standish Mellon Asset Management Company LLC	Director
	TBCAM Holdings, LLC	Director

Capital Guardian Trust Company

Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of CGTC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071. CGTC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John S. Armour Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Vice President
Andrew F. Barth Director and President Capital Guardian Trust Company	The Capital Group Companies Capital Group International, Inc. Capital International Research, Inc.	Director Director, Executive Vice President Director, President and Research Director
Michael D. Beckman Senior Vice President Capital Guardian Trust Company Formerly Director	The Capital Group Companies

Capital Guardian Trust Company
of Nevada
Capital International Asset
Management, Inc.
Capital International Financial
Services, Inc.
Capital International Asset
Management (Canada), Inc.

Capital Group International, Inc.	Director and Senior Vice President
 of Central Services Group
Director

Director and President
Director and President
Formerly, Treasurer
Senior Vice President
Formerly, Chief Financial
Officer and Secretary
Formerly, Senior Vice President
Julius T. (Terry) Berkemeier Senior Vice President Formerly, Vice President	Capital International, Inc. Capital International Limited Capital International Research, Inc.	Vice President SeniorVice President Formerly Vice President Senior Vice President
Michael A. Burik Senior Vice President and Senior Counsel Capital Guardian Trust Company	Capital International, Inc. Capital International Financial Services, Inc.	Senior Vice President and Senior Counsel Vice President and Secretary
Scott M. Duncan Senior Vice President Capital Guardian Trust Company Formerly, Vice President	N/A	N/A
John B. Emerson Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Director and President Formerly, Executive Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael R. Ericksen Director and Senior Vice President Capital Guardian Trust Company	The Capital Group Companies Capital International Limited	Director Director and Chairman Formerly, Director and President
Michael A. Felix Director, Senior Vice President and Treasurer Capital Guardian Trust Company	Capital Guardian (Canada), Inc. Capital International, Inc.	Senior Vice President, and Treasurer Director and Senior Vice President
David I. Fisher Director and Chairman Capital Guardian Trust Company	Capital Group International, Inc. Capital International, Inc. Capital International Limited Capital International Limited (Bermuda)	Director and Chairman Director and Vice Chairman Director and Vice Chairman Director and President
	The Capital Group Companies, Inc.	Director and Chairman of the Executive Committee
	Capital International Research, Inc.	Director
	Capital Group Research, Inc.	Director
Clive N. Gershon Senior Vice President Capital Guardian Trust Company	N/A	N/A
Cheryl L. Hesse Senior Vice President and Senior Counsel Capital Guardian Trust Company Formerly, Vice President and Senior Counsel	Capital International, Inc. Capital Management Services, Inc.	Senior Vice President and Senior Counsel Formerly, Vice President and Senior Counsel Secretary
Frederick M. Hughes, Jr. Senior Vice President Capital Guardian Trust Company	N/A	N/A
Mary M. Humphrey Senior Vice President Capital Guardian Trust Company	N/A	N/A
William H. Hurt Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation Capital Strategy Research, Inc.	Director and Chairman Director and Chairman

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Peter C. Kelly Director, Senior Vice President and Senior Counsel Capital Guardian Trust Company	Capital International, Inc. Capital International Emerging Markets Fund Capital Group International, Inc.	Director, Senior Vice President, Senior Counsel and Secretary Director Secretary
Charles A. King Senior Vice President Capital Guardian Trust Company	N/A	N/A
Naomi H. Kobayashi Senior Vice President and Senior Counsel Capital Guardian Trust Company Formerly, Vice President and Senior Counsel	Capital International, Inc.	Senior Vice President and Senior Counsel Formerly, Vice President and Senior Counsel
Lianne K. Koeberle Senior Vice President Capital Guardian Trust Company	N/A	N/A
Victor D. Kohn Director Capital Guardian Trust Company	Capital International, Inc. Capital International Research, Inc.	Director and President Senior Vice President
Nancy J. Kyle Director and Vice Chairperson Capital Guardian Trust Company	Capital Guardian (Canada), Inc.	Director and Vice Chairperson Formerly Director and President
Karin L. Larson Director Capital Guardian Trust Company	Capital Group Research, Inc. Capital International Research, Inc.	Director, Chairperson, and President Director and Chairperson
Karen A. Miller Director and Senior Vice President Formerly, Vice President	Capital International Research, Inc.	Senior Vice President
James R. Mulally Director and Senior Vice President Capital Guardian Trust Company	Capital International Limited	Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Shelby Notkin Director and Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Director
Michael E. Nyeholt Senior Vice President Capital Guardian Trust Company	N/A	N/A
Mary M. O'Hern Senior Vice President Capital Guardian Trust Company	Capital International Limited Capital International, Inc	Senior Vice President Senior Vice President
Jeffrey C. Paster Senior Vice President Capital Guardian Trust Company	N/A	N/A
Jason M. Pilalas Director Capital Guardian Trust Company	Capital International Research, Inc.	Senior Vice President
Paula B. Pretlow Senior Vice President Capital Guardian Trust Company	N/A	N/A
George L. Romine, Jr. Senior Vice President Capital Guardian Trust Company	N/A	N/A
Robert Ronus Senior Vice President Capital Guardian Trust Company Formerly, Director and Vice Chairman	Capital Group International, Inc. Capital International, Inc. Capital International Limited Capital Guardian (Canada), Inc. The Capital Group Companies, Inc. Capital International S.A.	Senior Partner Formerly Director Senior Vice President Senior Vice President Formerly, Director and Chairman Formerly, Director, Non-Executive Chairman Formerly, Senior Vice President
Theodore R. Samuels Director and Senior Vice President Capital Guardian Trust Company	The Capital Group Companies Capital Guardian Trust Company, a Nevada Corporation	Director Director

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
Lionel A. Sauvage Director and Senior Vice President Capital Guardian Trust Company	The Capital Group Companies Capital International, Inc. Capital Guardian (Canada), Inc. Capital International Research, Inc.	Director Senior Vice President Vice President Formerly Director
Karen L. Sexton Senior Vice President Capital Guardian Trust Company Formerly, Vice President	N/A	N/A
Lawrence R. Solomon Director and Senior Vice President Capital Guardian Trust Company Formerly, Vice President	Capital International Research Inc. Capital Management Services Inc.	Senior Vice President Director
Eugene P. Stein Director and Vice Chairman Capital Guardian Trust Company	The Capital Group Companies Inc.	Director
P. Andrew Stenovec Director and Executive Vice President Capital Guardian Trust Company	N/A	N/A
Jill A. Sumiyasu Senior Vice President Capital Guardian Trust Company Formerly, Vice President	N/A	N/A
Philip A. Swan Senior Vice President Capital Guardian Trust Company.	N/A	N/A
Elmon L. Vernier, Jr. Senior Vice President Capital Guardian Trust Company Formerly, Vice President	Capital Guardian Trust Company, a Nevada Corporation	Vice President
Eugene M. Waldron Senior Vice President Capital Guardian Trust Company	N/A	N/A

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Alan J. Wilson Director and Senior Vice President Capital Guardian Trust Company Formerly, Vice President	Capital International Research Inc. Capital Research Company American Funds Distributors, Inc.	Director, Executive Vice President and Research Director, U.S. Director Director
Robin L. Zakoor Senior Vice President Capital Guardian Trust Company Formerly, Vice President	N/A	N/A

David J. Greene and Company, LLC

David J. Greene and Company, LLC ("D.J. Greene") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of D.J. Greene is 599 Lexington Avenue, 12th Floor, New York, NY 10022. D.J. Greene is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael C. Greene Principal, Chief Executive Officer	—	—
Alan I. Greene Principal, Chairman of Investment Committee	—	—
Erwin A. Zeuschner Principal, Research Analyst	—	—
Robert J. Ravitz, CFA Principal, Research Analyst	—	—
Benjamin H. Nahum Principal, Executive Vice President, Portfolio Manager	—	—
James R. Greene Principal, Investment Advisor	—	—
Stanley G. Lee, CFA Principal, Investment Advisor	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Clarissa Moore Principal, Director of Client Service & Marketing	—	—
Pong Chan Principal, Chief Financial Officer	—	—
Amit Solomon, PhD Principal, Research Analyst	—	—
Lee D. Unterman Principal, Chief Compliance Officer	— Kurzman Karelsen & Frank, LLP	— Attorney

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust, ("DMC") is a sub-adviser for the Registrant's Small Cap, Large Cap, Large Cap Diversified Alpha and Small/Mid Cap Equity Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser
	Lincoln National Investment Companies, Inc.	Managing Director- Fixed Income
Ryan K. Brist Executive Vice President, Managing Director, Chief Investment Officer- Fixed Income	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
John C.E. Campbell Executive Vice President, Global Marketing & Client Services	Delaware Management Holdings, Inc. Optimum Fund Trust	Similar capacities as positions with the Adviser President, Chief Executive Officer
Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Management Holdings, Inc. Prudential Investment Management Inc.	Similar capacities as positions with the Adviser Vice President of Finance (1998-2004)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer- Fixed Income	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	HYPPCO Finance Company Ltd.	Director, Trustee
Douglas L. Anderson Senior Vice President- Operations	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Marshall T. Bassett Senior Vice President, Chief Investment Officer- Emerging Growth Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Michael P. Bishof Senior Vice President- Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Stephen R. Cianci Senior Vice President, Senior Portfolio Manager	Delaware Investments Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Robert F. Collins Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
James A. Forant Senior Vice President, Director, Technical Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Brian Funk Senior Vice President, Director of Credit Research	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Brent C. Garrells Senior Vice President, Senior Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Jonathan Hatcher Senior Vice President, Senior Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
William F. Keelan Senior Vice President, Director of Quantitative Research	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Francis X. Morris Senior Vice President, Chief Investment Officer- Core Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Susan L. Natalini Senior Vice President- Marketing & Shared Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Zoë Neale Senior Vice President, Chief Investment Officer- International Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Thomas Weisel Partners	Portfolio Manager (2002-2005)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
D. Tysen Nutt Senior Vice President, Chief Investment Officer- Large Cap Value Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Merrill Lynch	Managing Director-U.S. Active Large-Cap Value Team (1994-2004)
David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Vice President, General Counsel
John J. O'Connor Senior Vice President- Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Philip R. Perkins Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Timothy L. Rabe Senior Vice President, Senior Portfolio Manager, Head of High Yield	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Richard Salus Senior Vice President, Controller, Treasurer	Delaware Management Holdings, Inc. Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Vice President, Deputy Controller
James L. Shields Senior Vice President, Chief Information Officer	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer- Focus Growth Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Principal, Executive Vice President (1980-2005)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Babak Zenouzi Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Gary T. Abrams Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Christopher S. Adams Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Damon J. Andres Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Margaret MacCarthy Bacon Vice President, Investment Specialist	Delaware Management Holdings, Inc. Thomas Weisel Partners	Similar capacities as positions with the Adviser Client Services Officer (2002-2005)
Todd Bassion Vice President, Senior Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Thomas Weisel Partners	Senior Research Associate (2002-2005)
Richard E. Biester Vice President, Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Christopher J. Bonavico Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Principal, Portfolio Manager (1993-2005)
Vincent A. Brancaccio Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Kenneth F. Broad Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Transamerica Investment Management, LLC	Principal, Portfolio Manager (2000-2005)
Mary Ellen M. Carrozza Vice President, Client Services	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Stephen G. Catricks Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Anthony G. Ciavarelli Vice President, Assistant General Counsel, Assistant Secretary	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
David F. Connor Vice President, Deputy General Counsel, Assistant Secretary	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Lincoln National Investment Companies, Inc.	Vice President, Deputy General Counsel, Secretary
Stephen J. Czepiel Vice President, Senior Municipal Bond Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Christopher M. Ericksen Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Portfolio Manager (2004-2005)
	Goldman Sachs	Vice President, Portfolio Manager (1994-2004)
Joel A. Ettinger Vice President-Taxation	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser
	Lincoln National Investment Companies, Inc.	Vice President, Taxation

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Phoebe W. Figland Vice President- Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Joseph Fiorilla Vice President-Trading Operations	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Charles E. Fish Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Clifford M. Fisher Vice President, Senior Municipal Bond Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Patrick G. Fortier Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Portfolio Manager (2000-2005)
Paul D. Foster Vice President, Investment Specialist- Emerging Growth Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Denise A. Franchetti Vice President, Portfolio Manager, Municipal Bond Credit Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
James A. Furgele Vice President-Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Barry S. Gladstein Vice President, Portfolio Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Edward Gray Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Thomas Weisel Partners	Portfolio Manager (2002-2005)
Lisa L. Hansen Vice President, Head of Focus Growth Equity Trading	Delaware Management Holdings, Inc. Transamerica Investment Management, LLC	Similar capacities as positions with the Adviser Principal, Portfolio Manager, Senior Trader (1997-2005)
Gregory M. Heywood Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Senior Research Analyst (2004-2005)
	Wells Capital Management, LLC	Senior Analyst (2003-2004)
Sharon Hill Vice President, Head of Quantitative Research and Analytics	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Christopher M. Holland Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Michael E. Hughes Vice President, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Jordan L. Irving Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Merrill Lynch	Vice President—U.S. Active Large-Cap Value Team (1998-2004)
Cynthia Isom Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Kenneth R. Jackson Vice President, Quantitative Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Audrey E. Kohart Vice President, Financial Planning and Reporting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Andrew Kronschnabel Vice President, High Grade Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Rosanne L. Kropp Vice President, Senior Fund Analyst II- High Grade	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Nikhil G. Lalvani Vice President, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Steven T. Lampe Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Alfio Leone IV Vice President, High Grade Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Anthony A. Lombardi Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Merrill Lynch	Director-U.S. Active Large-Cap Value Team (1998-2004)
Francis P. Magee Vice President, Equity Business Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Charles (Tom) T. McClintic Vice President, High Yield Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Michael S. Morris Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott Moses Vice President, High Grade Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Philip O. Obazee Vice President, Derivatives Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Donald G. Padilla Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Caleb Piper Vice President, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Daniel J. Prislin Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Principal, Portfolio Manager (1998-2005)
Gretchen Regan Vice President, Quantitative Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Craig S. Remsen Vice President, Senior Credit Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Carl Rice Vice President, Senior Investment Specialist, Large Cap Value Focus Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Merrill Lynch	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Director, Product Specialist (1999-2004)
Joseph T. Rogina Vice President, Equity Trader	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Debbie A. Sabo Vice President, Equity Trader-Focus Growth Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Kevin C. Schildt Vice President, Senior Municipal Credit Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Richard D. Seidel Vice President, Assistant Controller, Assistant Treasurer	Delaware Management Holdings, Inc. Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Vice President, Assistant Controller, Manager-Payroll
Brenda L. Sprigman Vice President, Business Manager- Fixed Income	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Michael T. Taggart Vice President-Facilities & Administrative Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Risè Taylor Vice President-Strategic Investment Relationships	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Matthew Todorow Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Spencer M. Tullo Vice President, High Yield Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Robert A. Vogel, Jr. Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Merrill Lynch	Director, U.S. Active Large-Cap Value Team (1992-2004)
Lori P. Wachs Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Laura A. Wagner Vice President- Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Kathryn R. Williams Vice President, Associate General Counsel, Assistant Secretary	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Greg Zappin Vice President, Senior Credit Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Deutsche Investment Management Americas Inc.

Deutsche Investment Management Americas Inc. ("Deutsche") is a sub-adviser for the Registrant's Real Return Plus Fund. The principal business address of Deutsche is 345 Park Avenue, New York, NY 10154. Deutsche is a registered investment adviser under the Advisers Act.

Emerging Markets Management, L.L.C.

Emerging Markets Management, L.L.C. ("EMM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722. EMM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Antoine W. van Agtmael Managing Director, President, Chief Investment Officer and Chairman of the Investment Committee	Emerging Markets Investors Corporation Emerging Markets Management Company (Ireland) Limited	Managing Director, President, Chief Investment Officer and Chairman of the Investment Committee Director
	The Africa Emerging Markets Fund	Director
	Emerging Markets Strategic Fund	Director
	Strategic Investment Management International, L.P.	Director
	Strategic Investment Partners, Inc.	Director
	Emerging Markets New Economy Fund PLC	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael A. Duffy Managing Director, Secretary/Treasurer and member of the Investment Committee	Emerging Markets Investors Corporation The Latin America Small Capitalization Fund	Managing Director, Secretary/Treasurer and member of the Investment Committee Director
	Strategic Investment Management, L.P.	Managing Director, Secretary/Treasurer and member of the Investment Committee
	Strategic Investment Management International, L.P.	Managing Director, Secretary/Treasurer and member of the Investment Committee
	Strategic Investment Partners, Inc. (SIP)	Managing Director, Secretary/Treasurer and member of the Investment Committee
Felicia J. Morrow Managing Director, Lead Portfolio Manager, Chief Operating Officer and member of the Investment Committee	Emerging Markets Investors Corporation Emerging Markets Management Company (Ireland) Limited	Managing Director and member of the Investment Committee Director
Hilda M. Ochoa-Brillembourg Director	Emerging Markets Investors Corporation	Director
	Strategic Investment Management, L.P.	President, Director and a member of the Investment Committee
	Strategic Investment Management International, L.P.	President, Director and a member of the Investment Committee
	Strategic Investment Partners, Inc.	President, Director and a member of the Investment Committee
	Rockefeller Family Fund	Member of the Investment and Finance Committees
	General Mills	Member of the Board of Directors
	The World Bank/IMF Credit Union	Member of the Board of Directors
	Harvard Management Company	Member of the Board of Directors
	McGraw-Hill Companies	Member of the Board of Directors
Mary C. Choksi Managing Director and Director	Emerging Markets Investors Corporation The Emerging Markets Country Series Fund—The Value Fifty Portfolio	Managing Director, Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	EMSAF Mauritis	Managing Director, Director and member of the Investment Committee
	Strategic Investment Management, L.P.	Managing Director, Director and member of the Investment Committee
	Strategic Investment Management International, L.P.	Managing Director, Director and member of the Investment Committee
	Strategic Investment Partners, Inc.	Managing Director, Director and member of the Investment Committee
	H.J. Heinz Company	Member of the Board of Directors
Carol A. Grefenstette Managing Director	Emerging Markets Investors Corporation	Managing Director and Director
	Strategic Investment Management, L.P.	Managing Director
	Strategic Investment Management International, L.P.	Managing Director
	Strategic Investment Partners, Inc.	Managing Director and Director

Enhanced Investment Technologies, LLC

Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Diversified, Large Cap and Large Cap Disciplined Equity Funds. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
E. Robert Fernholz Ph.D. Executive Vice President and Chief Investment Officer	Enhanced Investment Technologies, LLC	Director, Executive Vice President and Chief Investment Officer
Robert A. Garvy Chairman, President and CEO	Enhanced Investment Technologies, LLC	Director, President and Chief Executive Officer
David E. Hurley Executive Vice President and Chief Operating Officer	Enhanced Investment Technologies, LLC	Chief Operating Officer and Executive Vice President

First Quadrant, L.P.

First Quadrant, L.P. ("First Quadrant") is a sub-adviser for the Registrant's Real Return Plus Fund. The principal business address of First Quadrant is 800 E. Colorado Blvd., Suite 900, Pasadena, CA 91101. First Quadrant is a registered investment adviser under the Advisers Act.

Fuller & Thaler Asset Management, Inc.

Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of Fuller & Thaler is 411 Borel Avenue, Suite 300, San Mateo, California 94402. Fuller & Thaler is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Daniel Kahneman, Director	Princeton University, Department of Psychology, Green Hall, Princeton, NJ 08544	Eugene Higgins Professor of Psychology
Richard Thaler, Director and Principal	The University of Chicago Graduate School of Business, 5807 South Woodlawn Avenue, Chicago, Illinois 60637	Robert P. Gwinn Professor of Behavioral Science and Economics

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Henry M. Paulson, Jr. Managing Director	The Goldman Sachs Group, Inc.	Chairman, Chief Executive Officer and Director
	Goldman, Sachs & Co.	Managing Director
Robert J. Hurst Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Vice Chairman and Director Managing Director
Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Chairman, Chief Executive Officer and Director Managing Director

Highland Capital Management, L.P.

Highland Capital Management, L.P. ("Highland Capital") is a sub-adviser for the Registrant's Enhanced Income Fund. The principal business address of Highland Capital is 13455 Noel Road, Suite 1300, Dallas, Texas 75240. Highland Capital is a registered investment adviser under the Advisers Act.

ING Investment Management Co.

ING Investment Management Co. ("ING IM") is a sub-adviser for the Registrant's Emerging Markets Debt and Core Fixed Income Funds. The principal business address of ING is 230 Park Avenue, 13th Floor, New York, New York 10169. ING is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert W. Crispin Chairman	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth J. Monaghan Senior Vice President, Portfolio Manager	—	—
Paul H. Ross Senior Vice President, Portfolio Manager	—	—
J. Paul Gillin Senior Vice President, Portfolio Manager	—	—
Geert Dhont Senior Vice President, Portfolio Manager	—	—
Jeff Becker Chief Financial Officer	—	—
Michael Giotine Chief Compliance Officer	—	—
Gerald T. Lins General Counsel	—	—
Rick Nelson Director, Chief Investment Officer	—	—

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202. Integrity is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Matthew G. Bevin Chief Executive Officer & Principal	INVESCO-National Asset Management	(2001 – 2002) Director of Product Management
Daniel G. Bandi CFA, Chief Investment Officer, Value Equities & Principal	National City Investment Management, Co.	(1998 – 2003) Managing Director of Equity Investment
Daniel J. DeMonica CFA, Senior Portfolio Manager & Principal	National City Investment Management, Co.	(2001 – 2003) Portfolio Manager
Adam I. Friedman Senior Portfolio Manager & Principal	National City Investment Management, Co.	(1998 – 2003) Senior Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William H. McNett CFA, Senior Portfolio Manager & Principal	Turner Investments	(1999 – 2003) Principal/ Client Service

J.P Morgan Investment Management, Inc.

J. P. Morgan Investment Management, Inc. ("JPMIM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of JPMIM is 522 Fifth Avenue, New York, New York 10036. JPMIM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Evelyn V. Guernsey President, Director, Managing Director	JPMorgan Investment Advisors Inc.	Chairperson, President and CEO
Clive Brown Director, Managing Director	—	—
George C.W. Gatch Director, Managing Director	J.P. Morgan Funds	CEO and President
Seth P. Bernstein Global Head of Fixed Income, Managing Director	—	—
Lawrence M. Unrein Director, Managing Director	—	—
Martin R. Porter Global Head of Equities, Managing Director	—	—
Andrew Spencer Chief Investment Officer of U.S. Retail Business, Managing Director	—	—
Anthony M. Roberts Head of Legal, Managing Director	—	—
Francis X. Curley Chief Compliance Officer, Managing Director	—	—

Lee Munder Investments, Ltd.

Lee Munder Investments, Ltd. ("LMIL") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lee Munder, Chairman	—	—
Kenneth Swan President & C.O.O.	—	—
Robert A. Smith Partner	Castanea Partners, Inc	Co-Founder and Managing Director
	The Neiman Marcus Group	Vice Chairman of the Board of Directors
Jonathan Stone Portfolio Manager	—	—
Andrew L. Beja Portfolio Manager	—	—
R. Todd Vingers Portfolio Manager	—	—
Jeffrey Davis C.I.O.	Rockefeller & Co Berklee School of Music	C.I.O. Board of Trustees
	International House-NYC	Board of Trustees
Joseph F. Tower III Chief Financial Officer, Chief Compliance Officer	Mellon Financial Corporation	Vice President

Los Angeles Capital Management and Equity Research, Inc.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of LA Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Thomas D. Stevens President & Chairman	—	—
Hal W. Reynolds Chief Financial Officer, Chief Investments Officer & Treasurer	—	—
David R. Borger Vice President, Director of Research	—	—
Stuart K. Matsuda Secretary, Director Of Trading	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Chris Kugler Director of Implementation	—	—
Michael Paschal Director of IT	—	—
Carin Madden Director of Operations	—	—
Jennifer Reynolds Associate	—	—
Iman Movahed Research Associate	—	—

LSV Asset Management

LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Small/Mid Cap Equity, Small Cap and Large Cap Funds. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Funds, Inc. General Partner	—	—
Josef Lakonishok Partner, CEO, Portfolio Manager	University of Illinois	Professor of Finance
Robert Vishny Partner, Portfolio Manager	—	—
Menno Vermeulen, CFA Partner, Portfolio Manager,	—	—
Christopher J. LaCroix Partner, Managing Director of Business Development	—	—
Tremaine Atkinson Partner, Chief Operating Officer, Chief Compliance Officer	—	—

Martingale Asset Management, L.P.

Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Martingale Asset Management Corporation (MAM) General Partner	—	—
Patricia J. O'Connor CFO, Executive Vice President, Limited Partner	Martingale Asset Management Corporation	Treasurer, Director, Shareholder
William Edward Jacques, CIO, Executive Vice President, Portfolio Manager, Limited Partner	Martingale Asset Management Corporation	Director, Shareholder
Alan J. Strassman Chairman, Limited Partner	Martingale Asset Management Corporation	Director, Chairman, Shareholder
Arnold Seton Wood President, Portfolio Manager, Limited Partner	Martingale Asset Management Corporation	Director, Shareholder
Douglas Evan Stark CFA, Investment Research, Portfolio Manager, Limited Partner	—	—
Samuel Nathans, CFA Portfolio Manager, Limited Partner	—	—
Thomas A. Cosmer CFA, Senior Vice President and Partner	—	—
Jill G. Brogan Vice President and Partner	—	—
Guy A. Skaggs Senior Vice President and Partner	—	—
Elizabeth F. Davis Vice President and Partner	—	—
Jennifer Visco, CPA Vice President and Partner	—	—
James M. Eysenbach, CFA Senior Vice President	—	—
Ellen M. Kelly Senior Vice President and Partner	—	—

Mazama Capital Management, Inc.

Mazama Capital Management, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Mazama is One SW Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald Adair Sauer President, Chairman and Chief Investment Officer	—	—
Helen McDonald Degener Director and Strategic Advisor	The Mathes Company	VP and Portfolio Manager
Jill Ronne Collins Senior VP Marketing & Client Services	—	—
Brian Paul Alfrey Director, Executive Vice President and Chief Operating Officer	—	—
Stephen Charles Brink Senior Vice President, Director of Research	—	—

McKinley Capital Management, Inc.

McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap, International Equity and World Equity Ex-US Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert B. Gillam President, CIO	FAS Alaska, Inc. McKinley Offshore Management, Ltd.	Officer, Director Director
Diane M. Wilke Executive Vice President, COO	McKinley Offshore Management, Ltd. FAS Alaska, Inc.	Director Officer, Director
B. Thomas Willison Director	—	—
Tamara L. Leitis Assistant Vice President, HR Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gregory O'Keefe CFO	—	—
Charles Weaver Director	—	—
Brian Stafford Director	Lexis Nexis Special Services, Inc.	Director
Robert Storer Director	—	—

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's Long Duration, Extended Duration and Core Fixed Income Funds. The principal business address of MWAM 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott Dubchansky Chief Executive Officer, Partner	Metropolitan West Funds West Gate Advisors, LLC	Chairman of the Board of Trustees, CEO, President Chairman of the Board of Trustees, CEO, President
	MWAM Distributors, LLC	CEO
Tad Rivelle Chief Investment Officer, Partner, Managing Director	West Gate Advisors, LLC	Chief Investment Officer, Partner, Managing Director
Laird Landmann Portfolio Manager, Partner, Managing Director	West Gate Advisors, LLC	Portfolio Manager, Partner, Managing Director
David Lippman Portfolio Manager, Partner, Managing Director	West Gate Advisors, LLC	Portfolio Manager, Partner, Managing Director
Steve Kane Portfolio Manager, Partner, Managing Director	West Gate Advisors, LLC	Portfolio Manager, Partner, Managing Director
Chris Scibelli Director of Marketing, Partner, Managing Director	West Gate Advisors, LLC	Director of Marketing, Partner, Managing Director
Patrick Moore Director of Client Services	West Gate Advisors, LLC	Director of Client Services
Joseph Hattesohl Chief Financial Officer	West Gate Advisors, LLC Metropolitan West Funds	Chief Financial Officer Treasurer, Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	MWAM Distributors, LLC	President
Cal Rivelle Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer
Richard Hollander Director	Metwest Financial	Chairman, Chief Executive Officer

Montag & Caldwell, Inc.

Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Montag & Caldwell is 3455 Peachtree Road, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag & Caldwell is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald E. Canakaris, CFA CEO, President, Director and CIO	—	—
Albertus Petrus Schouws Director	ABN AMRO Asset Management Holding, NV	Global Chief Financial Officer
Huibert Boumeester Director	ABN AMRO Asset Management Holding, NV	Chairman, CEO
William A. Vogel, CFA Executive Vice President, Director	—	—

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, 25th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Levine President, CEO and Board Member	Nomura Holding America, Inc.	Executive Managing Director
Joseph Redmond Schmuckler Co-Chairman of the Board	Nomura Securities International, Inc.	President, Chief Operating Officer
David Mair Findlay Executive Managing Director, Board Member, Chief Legal Officer	Nomura Holding America, Inc. Nomura Securities International, Inc.	Chief Legal Officer, Board Member, Executive Managing Director Chief Legal Officer, Board Member, Executive Managing Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Hideyuki Takahashi Co-Chairman of the Board	Nomura Securities International, Inc.	Chairman of the Board
	Nomura Holding America, Inc.	Board Member
David Crall Managing Director	—	—
Stephen Kotsen Director	—	—

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Small Cap, Emerging Markets Equity and Small/Mid Cap Equity Funds. The principal business address of PanAgora is 260 Franklin Street, 22nd Floor, Boston, MA 02110. PanAgora is a registered investment adviser under the Advisers Act.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US, Large Cap Disciplined Equity, Large Cap Diversified Alpha and Large Cap Funds. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC	Director Senior Vice President
	American Skandia Investment Services, Incorporated	Senior Vice President
	American Skandia Advisory Services, Inc.	Senior Vice President
Dennis Kass Manager and Chairman	Jennison Associates LLC Prudential Trust Company	Chairman & CEO Director
	Prudential Investment Management, Inc	Director and Vice President
Timothy J. Knierim Manager	Jennison Associates LLC PIM Warehouse, Inc.	Director Assistant Secretary
	Prumerica Financial Asia Limited	Corporate Secretary
	Prudential Latin American Investments, Ltd.	Secretary
	Residential Information Services, Inc.	Vice President and Secretary
	The Prudential Insurance Company of America	Assistant Secretary
	Prudential Investment Management, Inc.	Vice President and Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth Moore Manager, Vice President and Chief Financial Officer	The Prudential Insurance Company of America Prudential Investment Management, Inc.	Vice President Vice President
	Jennison Associates LLC	Executive Vice President and Treasurer
Scott L. Hayward Manager and Chief Executive Officer	Jennison Associates LLC Prudential Trust Company The Prudential Insurance Company of America	Executive Vice President Director Vice President
	Pramerica Asset Management, Inc.	Director
	Prudential Investment Management, Inc.	Vice President
Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company The Prudential Insurance Company of America Pramerica Asset Management, Inc.	Vice President Vice President Senior Vice President
	Prudential Investment Management, Inc.	Vice President
Bernard B. Winograd Manager	Jennison Associates LLC PIC Holdings Limited	Director Chairman and Director
	PIM Foreign Investments, Inc.	President
	PIM Warehouse, Inc.	Chairman and Director
	Prudential Investment Management Services LLC	Executive Vice President
	Prudential Asset Management Holding LLC	Manager and Vice President
	The Prudential Insurance Company of America	Vice President
	Prudential Investment Management, Inc.	Director and President & CEO
	PIM Investments, Inc.	Director and President

Record Currency Management Limited

Record Currency Management Limited ("RCM") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and Enhanced Income Funds. The principal business address of RCM is 1st Floor Morgan House, Madeira Walk, Windsor, Berkshire SL4 1EP United Kingdom. Record is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no partner of RCM has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Rexiter Capital Management Limited

Rexiter Capital Management Limited ("Rexiter") is a sub-adviser for the Registrant's Emerging Markets Equity and World Equity Ex-US Funds. The principal business address of Rexiter is 21 St. James's Square, London SWIY 4SS United Kingdom. Rexiter is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth King Chairman and Chief Investment Officer	—	—
Helena Coles Director—Senior Investment Manager	—	—
Arzu Akkemik Senior Investment Manager	—	—
Jamshed Desai Senior Investment Manager	—	—
Adrian Cowell Director—Senior Investment Manager	—	—
Murray Davey Director—Senior Investment Manager Managing Director— Global Emerging Markets	—	—
Christopher James Director—Senior Investment Manager	—	—
Gavin MacLachlan Chief Operating Officer Manager and Company Secretary	—	—
Nicholas Payne Director—Senior Investment Manager	—	—
Christopher Vale Director—Senior Investment Manager Chief Investment Officer— Asia	—	—
Joe Lyons Director	State Street Global Alliance (US)	Senior Principal
Christopher Douglas Legal Counsel	State Street Global Alliance (US)	Legal Counsel

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Sam Stewart Chief Compliance Officer	SSgA Limited (UK)	Head of Compliance and Risk
Christopher Peacock Deputy Head of Compliance and Risk	SSgA Limited (UK)	Deputy Head of Compliance and Risk
Sean McLeod Compliance Assistant	SSgA Limited (UK)	Compliance Assistant
Tanya Barvenik Compliance and Risk Associate	SSgA Limited (UK)	Compliance Assistant
Ming Wong Compliance—Code of Ethics	SSgA (US)	Compliance – Code of Ethics
Elizabeth Shea Compliance—Code of Ethics	SSgA (US)	Compliance – Code of Ethics
Andrew Letts Proxy Voting	SSgA (US)	Proxy Voting
Sylvana Billings Group Finance Manager	—	—

Robeco Investment Management Inc.

Robeco Investment Management Inc. ("Robeco") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Robeco is 909 Third Avenue, New York, New York 10022. Robeco is a registered investment adviser under the Advisers Act.

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603. Security Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kevin W. Bedell Managing Director	—	—
Anthony R. Manno, Jr. President, Director, and Managing Director	—	—
David E. Rosenbaum Managing Director	—	—
Kenneth D. Statz Managing Director	—	—

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward D. Loughlin Director, President	SEI Investments Company	Executive Vice President— Enterprise Division
	SEI Investments Distribution Co.	Director
	SEI Trust Company	Director
	SEI Investments Global Funds Services	Senior Vice President
	SEI Investments (France)	Board of Directors
	SEI Investments Management Corporation II	Director, President
	SEI Investments Fund Management	Chief Executive Officer
	SEI Investments Canada Company	Director
Carl A. Guarino Director, Senior Vice President	SEI Investments Company SEI Investments Distribution Co. SEI Global Holdings (Cayman) Inc.	Executive Vice President Director Director
	SEI Investments (France)	Board of Directors
	LSV Asset Management	Management Committee
	SEI Investments Management Corporation II	Director, Senior Vice President
	SEI Investments Global, Limited	Director
	SEI Insurance Group, Inc.	Director
	SEI Franchise, Inc.	Director
	SEI Investments Fund Management	Senior Vice President
Jack May Vice President	SEI Investments Management Corporation II	Vice President
	SEI Franchise, Inc.	Vice President
James V. Morris Vice President	SEI Global Services, Inc.	Vice President
Stephen Onofrio Vice President	SEI Investments Management Corporation II	Vice President
Timothy D. Barto General Counsel, Vice President, Secretary	SEI Investments Company SIMC Holdings, LLC	Vice President, Assistant Secretary Manager
	SEI Investments Fund Management	General Counsel, Vice President, Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary
	SEI Investments Management Corporation II	General Counsel, Vice President, Secretary
	SIMC Subsidiary, LLC	Manager
	SEI Franchise, Inc.	Assistant Secretary
	SEI Investments Global (Bermuda) Ltd.	Vice President
	SIMC Holdings, LLC	Manager
	SEI Global Services, Inc.	Vice President, Assistant Secretary
Robert Crudup Senior Vice President	SEI Investments Global Funds Services	Senior Vice President
	SEI Investments Fund Management	Senior Vice President
	SEI Investments Company	Executive Vice President
	SEI Global Services, Inc.	Director, President
Richard A. Deak Vice President, Assistant Secretary	SEI Investments Company SEI Global Services, Inc.	Vice President, Assistant Secretary General Counsel, Vice President, Secretary
	SEI Investments Global Funds Services	Vice President, Assistant Secretary
	SEI Investments Management Corporation II	Vice President, Assistant Secretary
Lydia A. Gavalis Vice President, Assistant Secretary	SEI Investments Company SEI Trust Company	Vice President, Assistant Secretary General Counsel, Assistant Secretary
	SEI Investments Management Corporation II	Assistant Secretary
	SEI Private Trust Company	General Counsel
	SEI Insurance Group, Inc. Secretary	Vice President, Assistant
Greg Gettinger Vice President	SEI Trust Company SEI Investments Global Funds Services	Vice President Vice President
	SEI Investments Fund Management	Vice President
	SEI Investments Management Corporation II	Vice President
	SEI Investments Management Corporation Delaware, L.L.C.	Vice President
	SEI Global Services, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kathy Heilig Vice President, Treasurer	SEI Inc. (Canada) SEI Ventures, Inc.	Vice President, Treasurer Director, Vice President, Treasurer
	SEI Insurance Group, Inc.	Vice President, Treasurer
	SEI Global Investments Corp.	Vice President, Treasurer
	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer
	SEI Investments Global (Cayman), Limited	Vice President, Treasurer
	SEI Primus Holding Corp.	Director, Vice President, Treasurer
	SEI Global Services, Inc.	Treasurer
	SEI Franchise, Inc.	Vice President, Treasurer
	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer
	SEI Investments Fund Management	Vice President, Treasurer
	SEI Global Holdings (Cayman) Inc.	Vice President, Treasurer, Assistant Secretary
	SEI Funds, Inc.	Director, Vice President, Treasurer
	SEI Investments Management Corporation II	Vice President, Treasurer
	SEI Investments Management Corporation Delaware, L.L.C.	Manager, Vice President, Treasurer
	SEI Investments, Inc.	Director, Vice President, Treasurer
	SEI Investments Developments, Inc.	Director, Vice President, Treasurer
	SEI Investments Company	Vice President, Controller, Chief Accounting Officer
Carolyn McLaurin Vice President	—	—
Raymond B. Webster Vice President	SEI Investments Management Corporation II	Vice President
	SEI Global Services, Inc.	Vice President
Lori L. White Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary
	SEI Investments Distribution Co.	Vice President, Assistant Secretary
	SEI Investments Management Corporation II	Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Global Funds Services	Assistant Secretary
	SEI Investments Fund Management	Assistant Secretary
David Campbell Vice President	SEI Global Services, Inc. SEI Investments Global Fund Services	Vice President Vice President
Lori Heinel Vice President	—	—
Jim Combs Vice President	SEI Global Services, Inc.	Vice President
Paul Klauder Vice President	SEI Global Services, Inc.	Vice President
Alison Saunders Vice President	SEI Global Services, Inc.	Vice President
Brandon Sharrett Vice President	SEI Global Services, Inc. SEI Investments Global Fund Services	Vice President Vice President
Wayne Withrow Senior Vice President	SEI Investments Company SEI Investments Distribution Co.	Executive Vice President Director
	SEI Investments Global Funds Services	Chief Executive Officer
	SEI Investments Fund Management	Senior Vice President
	SEI Trust Company	Director
	SEI Investments Global (Cayman), Limited	Director
	SEI Global Holdings (Cayman) Inc.	Chairman of the Board & Chief Executive Officer
	SEI Investments—Global Fund Services Limited	Director
	SEI Global Services, Inc.	Director, Senior Vice President
	SEI Investments Management Corporation II	Senior Vice President
	SEI Investments Global (Bermuda) Ltd.	Director, President
Tom Jones Chief Compliance Officer, Assistant Secretary	SEI Investments Management Corporation II	Chief Compliance Officer, Assistant Secretary
Karl Dasher Senior Vice President, Chief Investment Officer	SEI Investments (France)	Board of Directors

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Vincent Chu Vice President	SEI Asset Korea	Director
Kevin P. Robins Director, Senior Vice President	SEI Investments Company SEI Insurance Group, Inc. SEI Investments Fund Management	Senior Vice President Director Senior Vice President
	SEI Trust Company	Director
	LSV Asset Management	Management Committee
	SEI Investments Global (Cayman), Limited	Director
	SEI Global Holdings (Cayman) Inc.	Director
	SEI Global Services, Inc.	Director, Senior Vice President
	SEI Investments Management Corporation II	Director
	SEI Giving Fund	Director, President
Joseph P. Ujobai Senior Vice President	SEI Investments Company SEI Inc. (Canada)	Executive Vice President Director
	SEI Capital Limited (Canada)	Director
	SEI Global Investments Corp.	President
	SEI Investments (Europe) Ltd	Director
	SEI Investments—Unit Trust Management (UK) Limited	Director
	SEI Global Nominee Ltd	Director
	SEI Investments (France)	Board of Directors
	SEI Asset Korea	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Global, Limited	Director
	SEI Investments Canada Company	Director
	SEI Global Services, Inc.	Senior Vice President
Michael Hogan Vice President	—	—
James Smigiel Vice President	—	—
Greg Stahl Vice President	—	—
Jack McCue Vice President	—	—
Roger Messina Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Miceli Vice President	—	—
Michael Cagina Vice President	—	—
Michael Farrell Vice President	SEI Investments Distribution Co. SEI Private Trust Company	Vice President Trust Officer
	SEI Investments Management Corporation II	Vice President
	SEI Franchise, Inc.	Vice President
Michael Pang Vice President, Assistant Secretary	SEI Investments Global Funds Services SEI Investments Global (Cayman), Limited	Vice President, Assistant Secretary Vice President, Secretary
	SEI Global Holdings (Cayman) Inc.	Vice President, Secretary
	SEI Global Services, Inc.	Vice President, Assistant Secretary
Philip Masterson Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary
James Ndiaye Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Secretary
Sofia Rosala Vice President, Assistant Secretary	SEI Investments Global Funds Services SEI Investments Fund Management	Vice President, Assistant Secretary Vice President, Assistant Secretary
	SEI Investments Management Corporation II	Vice President, Assistant Secretary
Lauren Shank Vice President, Assistant Secretary	SEI Global Services, Inc. Secretary	Vice President, Assistant
N. Jeffrey Klauder Senior Vice President, Assistant Secretary	SEI Ventures, Inc. SEI Investments Management Corporation Delaware, L.L.C.	Senior Vice President, Secretary Senior Vice President, Assistant Secretary

Smith Breeden Associates, Inc.

Smith Breeden Associates, Inc. ("Smith Breeden") is a sub-adviser for the Registrant's Large Cap Disciplined Equity, Large Cap Diversified Alpha, International Equity and World Equity Ex-US Funds. The principal business address of Smith Breeden is 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157. Smith Breeden is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Daniel C. Dektar, Chief Investment Officer	OHSF Hedge MGP I, Inc.	Director
Stephen A. Eason, CFA, Executive Vice President	Eason Energy, Inc.	President
Eugene Flood, Jr., Ph.D., Chief Executive Officer	The College Retirement Equity Fund	Trustee
	Duke University's Fuqua School of Business	Member of Board of Visitors
	University of North Carolina at Chapel Hill	Member of Board of Visitors
	M.I.T's Sloan School of Management	Member of Dean's Advisory Committee
	M.I.T's Economics Department	Member of Visiting Committee
Michael J. Giarla, Chairman	Wyandotte Community Corporation	Director
	Harrington Bank, FSB	Chairman
	Community First Financial Group, Inc.	Director
	Square 1 Financial	Vice Chairman
	Square 1 Bank	Director
	Peninsula Banking Group	Director
	Self Help Ventures Fund	Board member
	Duke University's Fuqua School of Business	Member of Board of Visitors
	Durham Academy	Trustee
	Society of Fellows of the Roxbury Latin School	Member
Stanley J. Kon, Ph.D., Director of Research	Harrington West Financial Group, Inc.	Director
	Los Padres Savings Bank, FSB	Director
Marianthe S. Mewkill Chief Operating Officer	—	—

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is a sub-adviser for the Registrant's Large Cap Index Fund. The principal business address of SSgA FM is 1 Lincoln St. Boston, Massachusetts 02111. SSgA FM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Edward Ross President & Director	State Street Global Advisors, a division of State Street Bank and Trust Company	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mitchell H. Shames Director	State Street Global Advisors	Senior Principal and Chief Counsel
Mark J. Duggan Chief Legal Officer	State Street Global Advisors	Senior Principal and Senior Counsel
Peter A. Ambrosini Chief Compliance Officer	State Street Global Advisors	Senior Principal and Chief Compliance and Risk Management Officer
Thomas P. Kelly Treasurer	State Street Global Advisors	Principal and Comptroller
Peter G. Leahy Director	State Street Global Advisors	Executive Vice President

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Peter J. Wilby Chief Investment Officer/ Managing Member of General Partner	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Managing Director and Chief Investment Officer-Fixed Income
Thomas W. Brock Chief Executive Officer	Columbia Management Multi-Strategy Hedge Fund LLC	Director
	BACAP Alternative Multi- Stratgey Fund LLC	Director
	Liberty All-Star Fund	Director
	Liberty Growth Fund	Director
James J. Dooley Chief Financial Officer	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Managing Director
Jeffrey S. Scott Chief Compliance Officer	New York Life Insurance Company Salomon Brothers Asset Management Inc	Chief Compliance Officer
Adam J. Shapiro General Counsel	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Director

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's Small Cap, Enhanced Income and Small/Mid Cap Equity Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert W. Bissell President, Chief Executive Officer	—	—
Kirk D. Hartman Executive Vice President, Chief Investment Officer	—	—
William C. Stevens Senior Portfolio Manager	—	—
Marie A. Chandoha Senior Portfolio Manger	—	—

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is an investment adviser registered under the Advisers Act.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Bruce D. Alberts Chief Investment Officer	None	None
Peter L. Bain Director	Western Asset Management
Company Ltd.
Legg Mason, Inc.
Legg Mason Funds
Management, Inc.
Brandywine Asset
Management, LLC
Nova Scotia Company
BMML, Inc.
Legg Mason Capital
Management, Inc.
	Barrett Associates, Inc.	Director Senior Executive Vice President Director Manager Director Vice President and Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bartlett and Co.
Berkshire Asset Management, Inc.
Legg Mason Focus Capital, Inc.
Gray, Seifert and Company, LLC
Howard Weil Incorporated
Legg Mason Real Estate
Services, Inc.
Legg Mason Commercial Real
Estate Services, Inc.
Legg Mason Funding, Inc.
Legg Mason Limited
Legg Mason Properties, Inc.
Legg Mason Realty Group, inc.
LM Tower, Inc.
PCM Holdings, Inc.
PCM Holdings II, LLC
	Royce & Associates, Inc.	Director Director Director Director Director Director Director Director Director Director Director Director Director Director Manager
James W. Hirschmann III President, CEO and Director	Western Asset Management Company Ltd.	Managing Director and Director
Gavin L. James Director of Global Client Services	None	None
S. Kenneth Leech Chief Investment Officer	None	None
Gregory B. McShea General Counsel, Secretary and Chief Compliance Officer	Western Asset Management Company Ltd.	General Counsel and Chief Compliance Officer
Edward A. Taber III Director	Western Asset Management
Company, Ltd.
Legg Mason, Inc
Legg Mason Fund Adviser, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Asset
Management, LLC
Legg Mason Real Estate
Investors, Inc.
Nova Scotia Company
Legg Mason Asset Management
(Asia) Pte Ltd
Legg Mason Real Estate Securities
Advisors, Inc.
	LM Holdings, Inc.	Director Executive Vice President Director Director Manager Director Vice President and Director Director Director Director
Stephen A. Walsh Deputy Chief Investment Officer	None	None

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western is 155 Bishopsgate, London EC2M 3XG United Kingdom. Western is an investment adviser registered under the Advisers Act.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Bruce D. Alberts Chief Investment Officer	None	None
Peter L. Bain Director	Western Asset Management
Company Ltd.
Legg Mason, Inc.
Legg Mason Funds
Management, Inc.
Brandywine Asset
Management, LLC
Nova Scotia Company
BMML, Inc.
Legg Mason Capital
Management, Inc.
Barrett Associates, Inc.
Bartlett and Co.
Berkshire Asset Management, Inc.
Legg Mason Focus Capital, Inc.
Gray, Seifert and Company, LLC
Howard Weil Incorporated
Legg Mason Real Estate
Services, Inc.
Legg Mason Commercial Real
Estate Services, Inc.
Legg Mason Funding, Inc.
Legg Mason Limited
Legg Mason Properties, Inc.
Legg Mason Realty Group, inc.
LM Tower, Inc.
PCM Holdings, Inc.
PCM Holdings II, LLC
Royce & Associates, Inc.	Director

Senior Executive Vice President
Director

Manager

Director
Vice President and Director
Director

Director
Director
Director
Director
Director
Director
Director

Director

Director
Director
Director
Director
Director
Director
Director
Manager
James W. Hirschmann III President, CEO and Director	Western Asset Management Company Ltd.	Managing Director and Director
Gavin L. James Director of Global Client Services	None	None
S. Kenneth Leech Chief Investment Officer	None	None
Gregory B. McShea General Counsel, Secretary and Chief Compliance Officer	Western Asset Management Company Ltd.	General Counsel and Chief Compliance Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward A. Taber III Director	Western Asset Management
Company, Ltd.
Legg Mason, Inc
Legg Mason Fund Adviser, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Asset
Management, LLC
Legg Mason Real Estate
Investors, Inc.
Nova Scotia Company
Legg Mason Asset Management
(Asia) Pte Ltd
Legg Mason Real Estate Securities
Advisors, Inc.
	LM Holdings, Inc.	Director Executive Vice President Director Director Manager Director Vice President and Director Director Director Director
Stephen A. Walsh Deputy Chief Investment Officer	None	None

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
HighMark Funds	February 15, 1997
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
JohnsonFamily Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
Barclay's Global Investors Funds	March 31, 2003
SEI Opportunity Fund, L.P.	October 1, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
Accessor Funds	March 1, 2007
TD Asset Management USA Funds	July 25, 2007

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer & Treasurer	—
John Munch	General Counsel & Secretary	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Michael Farrell	Vice President	—
Mark J. Held	Senior Vice President	—
Thomas Rodman	Chief Operations Officer	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary	—
Lori L. White	Vice President and Assistant Secretary	—
Robert Silvestri	Vice President	—
John Coary	Vice President & Assistant Secretary	—
Mark McManus	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5),(6),(9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

Acadian Asset Management Inc.
One Post Office Square
Boston, Massachusetts 02109

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Alphasimplex Group LLC
One Cambridge Center
Cambridge, Massachusetts 02142

Analytic Investors Inc.
500 South Grand Avenue
23rd Floor
Los Angeles, California 90071

Ares Management LLC
1999 Avenue of the Stars
19th Floor
Los Angeles, California 90067

Aronson+Johnson+Ortiz, LP
230 South Broad Street
Twentieth Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Ashmore Investment Management Limited
20 Bedfordbury
London, United Kingdom WCZN 4BL

AXA Rosenberg Investment Management LLC
4 Ornida Way
Building E
Ornida, California 94563

BlackRock Advisors, Inc.
40 East 52nd Street
New York, New York 10022

The Boston Company Asset Management
One Boston Place
Boston, Massachusetts 02108

Capital Guardian Trust Company
333 South Hope Street
55th Floor
Los Angeles, California 90071

David J. Greene & Company, LLC
599 Lexington Avenue
New York, New York 10022

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Deutsche Investment Management Americas Inc.
345 Park Avenue
New York, New York 10154

Emerging Markets Management, L.L.C.
1001 Nineteenth Street North
17th Floor
Arlington, Virginia 22209-1722

Enhanced Investment Technologies, LLC
2401 P.G.A. Boulevard
Suite 100
Palm Beach Gardens, Florida 33410

Fuller & Thaler Asset Management, Inc.
411 Borel Avenue
Suite 300
San Mateo, California 94402

Goldman Sachs Asset Management
32 Old Slip
New York, New York 10005

Highland Capital Management, L.P.
13455 Noel Road
Suite 1300
Dallas, Texas 75240

ING Investment Management Co.
230 Park Avenue, 13th Floor
New York, New York 10169

Integrity Asset Management, LLC
401 West Main Street
Suite 2100
Louisville, Kentucky 40202

J.P. Morgan Investment Management, Inc.
522 Fifth Avenue
New York, New York 10036

Lee Munder Investments, Ltd.
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Los Angeles Capital Management and Equity Research
11150 Santa Monica Blvd.
Suite 200
Los Angeles, California 90025

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, L.P.
222 Berkeley Street
Boston, Massachusetts 02116

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, Oregon 97258

McKinley Capital Management Inc.
3301 C Street
Suite 500
Anchorage, Alaska 99503

Metropolitan West Asset Management LLC
11766 Wilshire Boulevard, Suite 1580
Los Angeles, California 90025

Montag & Caldwell, Inc.
3455 Peachtree Road, NE Suite 1200
Atlanta, Georgia 30326-3248

Nomura Corporate Research and Asset Management Inc.
2 World Financial Center
Building B
New York, New York 10281-1198

PanAgora Asset Management Inc.
260 Franklin Street
22nd Floor
Boston, MA 02110

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Record Currency Management Limited
1st Floor Morgan House
Madeira Walk
Windsor, Berkshire SL4 1EP.

Rexiter Capital Management Limited
21 St. James's Square
London SWIY 4SS United Kingdom

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Security Capital Research &
Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Smith Breeden Associates, Inc.
100 Europa Drive, Suite 200
Chapel Hill, North Carolina 27157

SSgA Funds Management, Inc.
1 Lincoln Street
Boston, Massachusetts 02111

Stone Harbor Investment Partners LP
31 West 52nd Street
New York, New York 10019.

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard, 6th Floor
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A ZEN
United Kingdom

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 33 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 10th day of September, 2007.

SEI INSTITUTIONAL INVESTMENTS TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

* Rosemarie B. Greco	Trustee	September 10, 2007
* William M. Doran	Trustee	September 10, 2007
* F. Wendell Gooch	Trustee	September 10, 2007
* George J. Sullivan, Jr.	Trustee	September 10, 2007
* James M. Storey	Trustee	September 10, 2007
/S/ Robert A. Nesher Robert A. Nesher	Trustee	September 10, 2007
* Nina Lesavoy	Trustee	September 10, 2007
* James M. Williams	Trustee	September 10, 2007
* Mitchell A. Johnson	Trustee	September 10, 2007
/S/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	September 10, 2007
/S/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	September 10, 2007
*By: /S/ ROBERT A. NESHER Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description